                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

                   Investment Company Act file number 811-5586

                      Oppenheimer California Municipal Fund
               (Exact name of registrant as specified in charter)

             6803 South Tucson Way, Centennial, Colorado 80112-3924
               (Address of principal executive offices) (Zip code)

                              Robert G. Zack, Esq.
                             OppenheimerFunds, Inc.
            Two World Financial Center, New York, New York 10281-1008
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (303) 768-3200

                        Date of fiscal year end: July 31

                      Date of reporting period: 10/31/2009

ITEM 1. SCHEDULE OF INVESTMENTS.

Oppenheimer California Municipal Fund

STATEMENT OF INVESTMENTS OCTOBER 31, 2009 / UNAUDITED

  PRINCIPAL
   AMOUNT                                                        COUPON      MATURITY         VALUE
------------                                                     ------     ----------   --------------
MUNICIPAL BONDS AND NOTES--119.9%
CALIFORNIA--112.7%
$    100,000   Adelanto, CA Elementary School District
               Community Facilities District No. 1(1)             4.900%    09/01/2014   $       88,416
   2,675,000   Adelanto, CA Elementary School District
               Community Facilities District No. 1(1)             5.250     09/01/2026        1,841,524
   7,310,000   Adelanto, CA Elementary School District
               Community Facilities District No. 1(1)             5.350     09/01/2036        4,528,545
   2,075,000   Adelanto, CA Elementary School District
               Community Facilities District No. 1(1)             5.400     09/01/2036        1,295,755
      55,000   Adelanto, CA Improvement Agency, Series B(1)       5.500     12/01/2023           53,733
   3,025,000   Agua Mansa, CA Industrial Growth Assoc.
               Special Tax(1)                                     6.500     09/01/2033        2,827,286
      25,000   Alvord, CA Unified School District Community
               Facilities District(1)                             5.875     09/01/2034           24,067
     100,000   Alvord, CA Unified School District Community
               Facilities District Special Tax(1)                 4.500     09/01/2017           87,526
   3,000,000   Anaheim, CA Public Financing Authority
               (Anaheim Electric System Distribution)(2)          5.250     10/01/2034        3,103,058
   7,000,000   Anaheim, CA Public Financing Authority
               (Anaheim Electric System Distribution)(2)          5.250     10/01/2034        7,240,468
   4,000,000   Antelope Valley, CA Healthcare District(1)         5.250     09/01/2017        3,891,840
     500,000   Arvin, CA Community Redevel. Agency(1)             5.000     09/01/2025          396,615
   2,435,000   Arvin, CA Community Redevel. Agency(1)             5.125     09/01/2035        1,767,907
     600,000   Arvin, CA Community Redevel. Agency Tax
               Allocation(1)                                      6.500     09/01/2038          515,772
     985,000   Azusa, CA Special Tax Community Facilities
               District No. 05-1(1)                               5.000     09/01/2021          772,959
   2,710,000   Azusa, CA Special Tax Community Facilities
               District No. 05-1(1)                               5.000     09/01/2027        1,936,214
   9,710,000   Azusa, CA Special Tax Community Facilities
               District No. 05-1(1)                               5.000     09/01/2037        6,242,268
   1,000,000   Bakersfield, CA Improvement Bond Act 1915(1)       5.000     09/02/2027          705,610
     850,000   Bakersfield, CA Improvement Bond Act 1915(1)       5.125     09/02/2026          701,029
     465,000   Bakersfield, CA Improvement Bond Act 1915(1)       5.350     09/02/2022          369,019
   2,260,000   Bakersfield, CA Improvement Bond Act 1915(1)       5.400     09/02/2025        1,732,584
   1,630,000   Bakersfield, CA Improvement Bond Act 1915(1)       7.375     09/02/2028        1,579,095
  10,000,000   Bay Area, CA Toll Authority (San Francisco Bay
               Area)(2)                                           5.625     04/01/2044       10,793,450
   3,700,000   Beaumont, CA Financing Authority, Series A(1)      5.350     09/01/2036        2,785,286
   1,050,000   Beaumont, CA Financing Authority, Series A(1)      6.875     09/01/2036          983,651
       5,000   Beaumont, CA Financing Authority, Series A(1)      7.000     09/01/2023            4,973
     685,000   Beaumont, CA Financing Authority, Series B(1)      5.000     09/01/2027          533,752
   3,170,000   Beaumont, CA Financing Authority, Series B(1)      5.050     09/01/2037        2,259,037
   5,000,000   Beaumont, CA Financing Authority, Series B(1)      6.000     09/01/2034        4,578,750
   1,525,000   Beaumont, CA Financing Authority, Series B(1)      6.000     09/01/2034        1,286,795


                   1 | OPPENHEIMER CALIFORNIA MUNICIPAL FUND

Oppenheimer California Municipal Fund

STATEMENT OF INVESTMENTS OCTOBER 31, 2009 / UNAUDITED

  PRINCIPAL
   AMOUNT                                                        COUPON      MATURITY         VALUE
------------                                                     ------     ----------   --------------
CALIFORNIA CONTINUED
$    450,000   Beaumont, CA Financing Authority, Series B(1)      8.625%    09/01/2034   $      464,792
     225,000   Beaumont, CA Financing Authority, Series B(1)      8.875     09/01/2034          235,807
   2,340,000   Beaumont, CA Financing Authority, Series C(1)      5.500     09/01/2035        1,813,219
   2,925,000   Beaumont, CA Financing Authority, Series D(1)      5.800     09/01/2035        2,593,598
   5,245,000   Beaumont, CA Financing Authority, Series E(1)      6.250     09/01/2038        4,501,993
     500,000   Blythe, CA Community Facilities District
               Special Tax (Hidden Beaches)(1)                    5.300     09/01/2035          379,025
      30,000   Blythe, CA Redevel. Agency (Redevel. Project
               No. 1 Tax Allocation)(1)                           5.650     05/01/2029           25,789
   7,430,000   Brentwood, CA Infrastructure Financing
               Authority(1)                                       5.200     09/02/2036        5,513,952
      25,000   Buena Park, CA Special Tax (Park Mall)(1)          6.100     09/01/2028           22,375
      60,000   Butte County, CA Hsg. Authority (Affordable
               Hsg. Pool)(1)                                      7.000     10/01/2020           60,020
   2,025,000   CA ABAG Finance Authority for NonProfit
               Corporations (Channing House)(1)                   5.500     02/15/2029        1,738,382
      65,000   CA ABAG Finance Authority for NonProfit
               Corporations (Redding Assisted Living Corp.)(1)    5.250     11/15/2031           48,849
   6,500,000   CA ABAG Finance Authority for Nonprofit
               Corporations (The Jackson Lab)(1)                  5.750     07/01/2037        6,264,310
      90,000   CA ABAG Finance Authority for NonProfit
               Corporations COP(1)                                6.000     08/15/2020           90,392
     460,000   CA ABAG Finance Authority for NonProfit
               Corporations COP (American Baptist Homes of
               the West)(1)                                       5.750     10/01/2017          460,028
     240,000   CA ABAG Finance Authority for NonProfit
               Corporations COP (American Baptist Homes of
               the West)(1)                                       6.200     10/01/2027          228,773
      10,000   CA ABAG Finance Authority for NonProfit
               Corporations COP (Merced Family Health
               Centers)(1)                                        5.950     01/01/2024           10,003
      25,000   CA ABAG Finance Authority for NonProfit
               Corporations COP (Palo Alto Gardens
               Apartments)(1)                                     5.350     10/01/2029           24,787
   4,300,000   CA ABAG Finance Authority for NonProfit
               Corporations COP (Redwood Senior Homes &
               Services)(1)                                       6.125     11/15/2032        4,133,375
     235,000   CA ABAG Improvement Bond Act 1915 (Windemere
               Ranch)(1)                                          6.150     09/02/2029          287,830
      75,000   CA Affordable Hsg. Agency (Merced County Hsg.
               Authority)(1)                                      6.000     01/01/2023           56,507
      20,000   CA Bay Area Government Association(1)              4.125     09/01/2019           18,158
  10,530,000   CA County Tobacco Securitization Agency(1)         5.000     06/01/2047        6,804,697
  39,700,000   CA County Tobacco Securitization Agency            5.750(3)  06/01/2057          532,377
  16,700,000   CA County Tobacco Securitization Agency            5.820(3)  06/01/2033        2,042,577
  43,500,000   CA County Tobacco Securitization Agency            5.890(3)  06/01/2046        1,817,430
  45,600,000   CA County Tobacco Securitization Agency            6.125(3)  06/01/2057          446,880
  20,000,000   CA County Tobacco Securitization Agency            6.300(3)  06/01/2055          249,800
  82,110,000   CA County Tobacco Securitization Agency            6.423(3)  06/01/2046        3,430,556


                   2 | OPPENHEIMER CALIFORNIA MUNICIPAL FUND

Oppenheimer California Municipal Fund

STATEMENT OF INVESTMENTS OCTOBER 31, 2009 / UNAUDITED

  PRINCIPAL
   AMOUNT                                                        COUPON      MATURITY         VALUE
------------                                                     ------     ----------   --------------
CALIFORNIA CONTINUED
$ 51,500,000   CA County Tobacco Securitization Agency            6.700%(3) 06/01/2057   $      450,625
  55,250,000   CA County Tobacco Securitization Agency            6.901(3)  06/01/2057          483,438
  71,700,000   CA County Tobacco Securitization Agency            7.000(3)  06/01/2055          853,230
 347,900,000   CA County Tobacco Securitization Agency            7.550(3)  06/01/2055        3,715,572
 173,750,000   CA County Tobacco Securitization Agency            7.553(3)  06/01/2055        1,855,650
 409,500,000   CA County Tobacco Securitization Agency            8.251(3)  06/01/2055        4,373,460
   5,000,000   CA County Tobacco Securitization Agency
               (TASC)(1)                                          0.000(4)  06/01/2036        3,401,250
  28,225,000   CA County Tobacco Securitization Agency
               (TASC)(1)                                          0.000(4)  06/01/2041       18,980,466
  28,270,000   CA County Tobacco Securitization Agency
               (TASC)(1)                                          0.000(4)  06/01/2046       18,936,094
  19,815,000   CA County Tobacco Securitization Agency
               (TASC)(1)                                          5.125     06/01/2038       14,764,157
   3,725,000   CA County Tobacco Securitization Agency
               (TASC)(1)                                          5.125     06/01/2038        2,775,498
   5,815,000   CA County Tobacco Securitization Agency
               (TASC)(1)                                          5.250     06/01/2045        3,948,094
   6,000,000   CA County Tobacco Securitization Agency
               (TASC)(1)                                          5.250     06/01/2046        4,064,160
   4,375,000   CA County Tobacco Securitization Agency
               (TASC)(1)                                          5.750     06/01/2029        3,847,156
   6,230,000   CA County Tobacco Securitization Agency
               (TASC)(1)                                          5.875     06/01/2027        6,172,373
   9,125,000   CA County Tobacco Securitization Agency
               (TASC)(1)                                          5.875     06/01/2035        7,377,654
   1,250,000   CA County Tobacco Securitization Agency
               (TASC)(1)                                          5.875     06/01/2043          991,838
  10,545,000   CA County Tobacco Securitization Agency
               (TASC)(1)                                          6.000     06/01/2035        8,673,684
   3,825,000   CA County Tobacco Securitization Agency
               (TASC)(1)                                          6.125     06/01/2038        3,178,001
      50,000   CA County Tobacco Securitization Agency
               (TASC)(1)                                          6.125     06/01/2043           41,187
  86,970,000   CA County Tobacco Securitization Agency (TASC)     6.375(3)  06/01/2046        3,158,750
  65,800,000   CA County Tobacco Securitization Agency (TASC)     6.600(3)  06/01/2046        1,878,590
   9,975,000   CA Dept. of Veterans Affairs Home Purchase(2)      5.000     12/01/2027        9,181,939
      15,000   CA Dept. of Water Resources (Center Valley)(1)     5.000     12/01/2029           15,008
      10,000   CA Dept. of Water Resources (Center Valley)(1)     5.400     07/01/2012           10,035
     300,000   CA Educational Facilities Authority
               (California College of Arts and Crafts)(1)         5.750     06/01/2025          283,752
      10,000   CA GO(1)                                           5.000     10/01/2023           10,003
       5,000   CA GO(1)                                           5.125     02/01/2027            5,003
      20,000   CA GO(1)                                           5.125     03/01/2031           19,430
       5,000   CA GO(1)                                           5.125     06/01/2031            4,857
      35,000   CA GO(1)                                           5.250     06/01/2021           35,027
       5,000   CA GO(1)                                           5.500     10/01/2022            5,074
      60,000   CA GO(1)                                           6.250     10/01/2019           60,527
     200,000   CA GO(1)                                           6.250     10/01/2019          201,758
  10,000,000   CA GO(1)                                           6.500     04/01/2033       11,083,700
  88,410,000   CA Golden State Tobacco Securitization Corp.
               (TASC)(1)                                          0.000(4)  06/01/2037       54,312,915
 106,220,000   CA Golden State Tobacco Securitization Corp.
               (TASC)(1)                                          5.125     06/01/2047       70,571,506
   4,380,000   CA Golden State Tobacco Securitization Corp.
               (TASC)(1)                                          5.750     06/01/2047        3,236,294


                   3 | OPPENHEIMER CALIFORNIA MUNICIPAL FUND

Oppenheimer California Municipal Fund

STATEMENT OF INVESTMENTS OCTOBER 31, 2009 / UNAUDITED

  PRINCIPAL
   AMOUNT                                                        COUPON      MATURITY         VALUE
------------                                                     ------     ----------   --------------
CALIFORNIA CONTINUED
$205,940,000   CA Golden State Tobacco Securitization Corp.
               (TASC)                                             6.902%(3) 06/01/2047   $    7,209,959
     455,000   CA Health Facilities Financing Authority
               (Hospital of the Good Samaritan)(1)                7.000     09/01/2021          421,512
   5,000,000   CA Health Facilities Financing Authority
               (SJHS/SJHCN/SJHE/SJHO Obligated Group)(1)          5.750     07/01/2039        5,202,650
      80,000   CA Health Facilities Financing Authority
               (Sutter Health)(1)                                 5.350     08/15/2028           80,318
   5,760,000   CA Health Facilities Financing Authority
               (Sutter Health/California Pacific Medical
               Center)(1)                                         5.250     11/15/2046        5,503,392
  10,000,000   CA HFA (Home Mtg.)(2)                              5.050     02/01/2029        9,060,800
  13,950,000   CA HFA (Home Mtg.)(2)                              5.500     02/01/2042       13,841,260
  10,000,000   CA HFA (Home Mtg.)(2)                              5.600     08/01/2038        9,350,700
  22,580,000   CA HFA (Home Mtg.)(2)                              5.950     08/01/2025       23,244,974
      25,000   CA HFA (Multifamily Hsg.)(1)                       5.375     08/01/2028           24,520
     275,000   CA HFA (Multifamily Hsg.)(1)                       5.950     08/01/2028          275,058
     400,000   CA HFA (Multifamily Hsg.), Series A(1)             5.900     02/01/2028          400,072
      95,000   CA HFA (Multifamily Hsg.), Series B(1)             5.500     08/01/2039           87,453
      30,000   CA HFA, Series A(1)                                5.600     08/01/2011           30,037
   2,000,000   CA HFA, Series B(1)                                5.000     02/01/2028        1,812,740
     165,000   CA HFA, Series B-1(5)                              5.600     08/01/2017          165,013
   8,530,000   CA HFA, Series C(1)                                5.750     08/01/2030        8,690,364
  15,505,000   CA Home Mtg. Finance Authority (Homebuyers
               Fund)(2)                                           5.800     08/01/2043       15,633,537
      80,000   CA Home Mtg. Finance Authority (Homebuyers
               Fund)(1)                                           5.800     08/01/2043           80,373
   1,000,000   CA Home Mtg. Finance Authority (Homebuyers
               Fund)(1)                                           6.000     02/01/2049        1,018,140
      40,000   CA Independent Cities Lease Finance Authority
               (Caritas Affordable Hsg.)(1)                       5.375     08/15/2040           32,770
   6,430,000   CA Infrastructure and Economic Devel. (Copia:
               The American Center for Wine, Food and the
               Arts)                                              5.000     12/01/2032        1,591,618
   4,885,000   CA Infrastructure and Economic Devel. (Copia:
               The American Center for Wine, Food and the
               Arts)                                              5.530(3)  12/01/2026          232,038
   3,620,000   CA Infrastructure and Economic Devel. (Copia:
               The American Center for Wine, Food and the
               Arts)                                              5.550(3)  12/01/2027          156,094
  25,250,000   CA Infrastructure and Economic Devel. (Copia:
               The American Center for Wine, Food and the
               Arts)                                              5.624(3)  12/01/2032          456,520
   1,635,000   CA Infrastructure and Economic Devel. (Copia:
               The American Center for Wine, Food and the
               Arts)                                              5.660(3)  12/01/2037           19,244
     110,000   CA Lee Lake Water District Community
               Facilities District No. 1 (Sycamore Creek)(1)      6.000     09/01/2033           92,858
  30,000,000   CA M-S-R Energy Authority(1)                       6.500     11/01/2039       32,031,900
      65,000   CA M-S-R Public Power Agency (San Juan)(1)         6.000     07/01/2022           68,213
      10,000   CA Mobilehome Park Financing Authority
               (Palomar Estates East & West)(1)                   5.100     09/15/2023            8,785


                   4 | OPPENHEIMER CALIFORNIA MUNICIPAL FUND

Oppenheimer California Municipal Fund

STATEMENT OF INVESTMENTS OCTOBER 31, 2009 / UNAUDITED

  PRINCIPAL
   AMOUNT                                                        COUPON      MATURITY         VALUE
------------                                                     ------     ----------   --------------
CALIFORNIA CONTINUED
$  1,005,000   CA Municipal Finance Authority (King/Chavez)(1)    8.750%    10/01/2039   $    1,115,118
   1,500,000   CA Municipal Finance Authority (OCEAA)(1)          7.000     10/01/2039        1,387,545
   1,500,000   CA Municipal Finance Authority (Pilgrim Place
               Claremont)(1)                                      5.875     05/15/2029        1,539,600
   1,000,000   CA Municipal Finance Authority (Pilgrim
               PlaceClaremont)(1)                                 6.125     05/15/2039        1,031,290
   1,005,000   CA Pollution Control Financing Authority
               (Sacramento Biosolids Facility)(1)                 5.500     12/01/2024          700,354
      85,000   CA Pollution Control Financing Authority (San
               Diego Gas & Electric Company)(1)                   5.850     06/01/2021           85,057
     915,000   CA Pollution Control Financing Authority (San
               Diego Gas & Electric Company)(1)                   5.850     06/01/2021          915,522
  14,825,000   CA Public Works (Regents University)(2)            5.000     04/01/2034       14,396,866
  10,000,000   CA Public Works (Various Community Colleges)(1)    5.750     10/01/2030        9,975,300
  23,100,000   CA Rural Home Mtg. Finance Authority (Single
               Family Mtg.)(2)                                    5.500     02/01/2043       23,469,254
   3,890,000   CA Rural Home Mtg. Finance Authority (Single
               Family Mtg.)(1)                                    5.500     08/01/2047        2,356,484
     485,000   CA Rural Home Mtg. Finance Authority (Single
               Family Mtg.)(1)                                    5.500     08/01/2047          271,314
  13,850,000   CA Rural Home Mtg. Finance Authority (Single
               Family Mtg.)(2)                                    5.650     02/01/2049       14,106,549
  34,000,000   CA Silicon Valley Tobacco Securitization
               Authority                                          5.621(3)  06/01/2036        3,427,200
  21,465,000   CA Silicon Valley Tobacco Securitization
               Authority                                          5.680(3)  06/01/2041        1,384,063
  17,650,000   CA Silicon Valley Tobacco Securitization
               Authority                                          5.850(3)  06/01/2047          676,172
 165,000,000   CA Silicon Valley Tobacco Securitization
               Authority                                          6.300(3)  06/01/2056        1,782,000
 100,000,000   CA Silicon Valley Tobacco Securitization
               Authority                                          6.850(3)  06/01/2056          967,000
   2,390,000   CA Special Districts Assoc. Finance Corp.
               (Vector Control District) COP(1)                   5.000     06/01/2027        2,295,308
      95,000   CA Statewide CDA(1)                                5.000     09/02/2018           84,582
     135,000   CA Statewide CDA(1)                                5.000     09/02/2019          119,090
     235,000   CA Statewide CDA(1)                                5.125     09/02/2020          205,954
   2,855,000   CA Statewide CDA(1)                                5.125     09/02/2025        2,316,547
   8,070,000   CA Statewide CDA(1)                                5.200     09/02/2036        5,930,078
     100,000   CA Statewide CDA                                   6.527(3)  09/01/2028           25,214
      75,000   CA Statewide CDA(1)                                6.625     09/01/2027           70,554
      50,000   CA Statewide CDA(1)                                6.750     09/01/2037           46,964
     100,000   CA Statewide CDA                                   6.773(3)  09/01/2034           15,571
      15,000   CA Statewide CDA(1)                                7.000     07/01/2022           15,001
   4,825,000   CA Statewide CDA (Bentley School)(1)               6.750     07/01/2032        4,648,550
   5,170,000   CA Statewide CDA (Berkeley Montessori
               School)(1)                                         7.250     10/01/2033        5,063,343
   2,500,000   CA Statewide CDA (Catholic Healthcare
               West/Bakersfield Memorial Hospital Obligated
               Group)(1)                                          5.500     07/01/2031        2,532,550
     810,000   CA Statewide CDA (Citrus Gardens Apartments)(1)    6.500     07/01/2032          719,831


                   5 | OPPENHEIMER CALIFORNIA MUNICIPAL FUND

Oppenheimer California Municipal Fund

STATEMENT OF INVESTMENTS OCTOBER 31, 2009 / UNAUDITED

  PRINCIPAL
   AMOUNT                                                        COUPON      MATURITY         VALUE
------------                                                     ------     ----------   --------------
CALIFORNIA CONTINUED
$  1,365,000   CA Statewide CDA (Citrus Gardens Apartments)(1)    9.000%    07/01/2032   $    1,168,181
   1,350,000   CA Statewide CDA (East Tabor Apartments)(1)        6.850     08/20/2036        1,441,274
      50,000   CA Statewide CDA (Eastfield Ming Quong)(1)         5.500     06/01/2012           50,094
   5,000,000   CA Statewide CDA (Fairfield Apartments)(6, 7)      7.250     01/01/2035        1,749,600
      60,000   CA Statewide CDA (GP Steinbeck)                    5.492(3)  03/20/2022           29,951
   1,000,000   CA Statewide CDA (Huntington Park Charter
               School)(1)                                         5.250     07/01/2042          714,980
   1,145,000   CA Statewide CDA (International School
               Peninsula)(1)                                      5.000     11/01/2025          879,039
   1,000,000   CA Statewide CDA (International School
               Peninsula)(1)                                      5.000     11/01/2029          738,120
      65,000   CA Statewide CDA (Lincoln Apartments)(1)           5.350     09/20/2036           65,276
   2,750,000   CA Statewide CDA (Live Oak School)(1)              6.750     10/01/2030        2,581,838
   5,910,000   CA Statewide CDA (Marin Montessori School)(1)      7.000     10/01/2033        5,614,559
  16,000,000   CA Statewide CDA (Microgy Holdings)                9.000     12/01/2038       12,995,520
   6,240,000   CA Statewide CDA (Mountain Shadows
               Community)(1)                                      5.000     07/01/2031        4,539,038
   1,400,000   CA Statewide CDA (Napa Valley Hospice)(1)          7.000     01/01/2034        1,253,798
   1,395,000   CA Statewide CDA (Notre Dame de Namur
               University)(1)                                     6.500     10/01/2023        1,218,979
   4,635,000   CA Statewide CDA (Notre Dame de Namur
               University)(1)                                     6.625     10/01/2033        3,870,364
      30,000   CA Statewide CDA (Quail Ridge Apartments)(1)       5.375     07/01/2032           23,894
   1,380,000   CA Statewide CDA (Quail Ridge Apartments)(1)       6.500     07/01/2032        1,136,320
   2,010,000   CA Statewide CDA (Quail Ridge Apartments)(1)       9.000     07/01/2032        1,639,698
     425,000   CA Statewide CDA (Rio Bravo)(1, 6, 7)              6.500     12/01/2018          385,110
   1,805,000   CA Statewide CDA (Sonoma Country Day School)(1)    6.000     01/01/2029        1,443,964
  12,000,000   CA Statewide CDA (St. Josephs)(2)                  5.750     07/01/2047       12,415,200
     220,000   CA Statewide CDA (Stonehaven Student Hsg.)(1)      5.875     07/01/2032          181,082
      15,000   CA Statewide CDA (Sutter Health Obligated
               Group)(1)                                          5.500     08/15/2034           15,041
     900,000   CA Statewide CDA (Sutter Health)(1)                5.000     11/15/2043          830,151
  16,000,000   CA Statewide CDA (Thomas Jefferson School of
               Law)(1)                                            7.250     10/01/2038       16,139,520
   1,500,000   CA Statewide CDA COP (Children's Hospital of
               Los Angeles)(1)                                    5.000     08/15/2047        1,213,155
      60,000   CA Statewide CDA COP (Children's Hospital of
               Los Angeles)(1)                                    5.250     08/15/2029           52,555
     165,000   CA Statewide CDA COP (Internext Group)(1)          5.375     04/01/2030          146,037
     270,000   CA Statewide CDA Special Tax Community
               Facilities District No. 97                         6.842(3)  09/01/2022          101,363
   9,690,000   CA Statewide CDA, Series A(1)                      5.150     09/02/2037        7,017,498
   5,980,000   CA Statewide CDA, Series B(1)                      6.250     09/02/2037        5,086,468
  45,175,000   CA Statewide Financing Authority Tobacco
               Settlement(1)                                      6.375(3)  06/01/2046        1,640,756
 220,000,000   CA Statewide Financing Authority Tobacco
               Settlement                                         7.876(3)  06/01/2055        2,349,600


                   6 | OPPENHEIMER CALIFORNIA MUNICIPAL FUND

Oppenheimer California Municipal Fund

STATEMENT OF INVESTMENTS OCTOBER 31, 2009 / UNAUDITED

  PRINCIPAL
   AMOUNT                                                        COUPON      MATURITY         VALUE
------------                                                     ------     ----------   --------------
CALIFORNIA CONTINUED
$  7,975,000   CA Statewide Financing Authority Tobacco
               Settlement (TASC)(1)                               6.000%    05/01/2037   $    6,527,458
  11,745,000   CA Statewide Financing Authority Tobacco
               Settlement (TASC)(1)                               6.000     05/01/2043        9,499,239
  30,010,000   CA Statewide Financing Authority Tobacco
               Settlement (TASC)(1)                               6.000     05/01/2043       24,271,788
  11,890,000   CA Valley Health System COP                        6.875     05/15/2023        6,547,823
      35,000   CA Valley Health System, Series A                  6.500     05/15/2025           19,275
   1,375,000   CA Valley Sanitation District(1)                   5.200     09/02/2030        1,070,534
     100,000   CA Western Hills Water District Special Tax(1)     5.000     09/01/2014           79,118
      25,000   CA Western Hills Water District Special Tax(1)     5.200     09/01/2019           15,882
      25,000   CA Western Hills Water District Special Tax
               (Diablo Grande Community Facilities)(1)            5.700     09/01/2011           23,208
     105,000   CA Western Hills Water District Special Tax
               (Diablo Grande Community Facilities)(1)            6.000     09/01/2024           62,479
   4,495,000   CA Western Hills Water District Special Tax
               (Diablo Grande Community Facilities)(1)            6.125     09/01/2031        2,446,808
     300,000   CA Western Hills Water District Special Tax
               (Diablo Grande Community Facilities)(1)            6.700     09/01/2020          210,843
      90,000   CA Western Hills Water District Special Tax
               (Diablo Grande Community Facilities)(1)            6.750     09/01/2022           60,841
   3,645,000   CA Western Hills Water District Special Tax
               (Diablo Grande Community Facilities)(1)            6.875     09/01/2031        2,205,225
      10,000   CA William S. Hart Joint School Financing
               Authority(1)                                       5.600     09/01/2023           10,072
      10,000   CA William S. Hart Union School District(1)        6.000     09/01/2033            9,374
   2,500,000   Calexico, CA Community Facilities District No.
               2005-1 Special Tax (Hearthstone)(1)                5.500     09/01/2036        1,447,775
   2,325,000   Calexico, CA Community Facilities District No.
               2005-1 Special Tax (Hearthstone)(1)                5.550     09/01/2036        1,357,149
      25,000   Campbell, CA (Civic Center) COP(1)                 5.125     10/01/2019           25,074
      75,000   Campbell, CA (Civic Center) COP(1)                 5.250     10/01/2028           75,127
      25,000   Carlsbad, CA Improvement Bond Act 1915(1)          5.500     09/02/2028           21,479
     845,000   Carlsbad, CA Special Tax(1)                        6.150     09/01/2038          731,322
     100,000   Carson, CA Public Financing Authority
               (Remediation)(1)                                   6.500     10/01/2036          104,451
   1,500,000   Carson, CA Redevel. Agency Tax Allocation(1)       7.000     10/01/2036        1,615,470
   4,510,000   Castaic, CA Union School District Community
               Facilities District No. 92-1(1)                    9.000     10/01/2019        4,554,965
   2,190,000   Chino, CA Community Facilities District
               Special Tax(1)                                     5.150     09/01/2036        1,567,602
      45,000   Chino, CA Community Facilities District
               Special Tax(1)                                     5.950     09/01/2033           37,303
      50,000   Chino, CA Community Facilities District
               Special Tax No. 10(1)                              6.850     09/01/2020           50,726
   1,000,000   Chino, CA Community Facilities District
               Special Tax No. 2005-1(1)                          5.000     09/01/2023          713,770
   1,625,000   Chino, CA Community Facilities District
               Special Tax No. 2005-1(1)                          5.000     09/01/2027        1,087,223


                   7 | OPPENHEIMER CALIFORNIA MUNICIPAL FUND

Oppenheimer California Municipal Fund

STATEMENT OF INVESTMENTS OCTOBER 31, 2009 / UNAUDITED

  PRINCIPAL
   AMOUNT                                                        COUPON      MATURITY         VALUE
------------                                                     ------     ----------   --------------
CALIFORNIA CONTINUED
$  2,175,000   Chowchilla, CA Community Facilities Sales Tax
               District(1)                                        5.000%    09/01/2037   $    1,552,885
   1,535,000   Chowchilla, CA Redevel. Agency(1)                  5.000     08/01/2037        1,240,633
   2,000,000   Chula Vista, CA Industrial Devel. (San Diego
               Gas & Electric Company)(1)                         5.875     01/01/2034        2,163,560
  11,360,000   Citrus, CA Community College District(2)           5.500     06/01/2031       12,245,342
   6,065,000   Coalinga, CA Regional Medical Center COP(1)        5.850     09/01/2043        5,681,874
   1,890,000   Colton, CA Community Facilities District
               Special Tax(1)                                     7.500     09/01/2020        1,906,367
   3,715,000   Compton, CA Community College District(1)          6.750     08/01/2034        3,791,566
  10,000,000   Compton, CA Water(1)                               6.000     08/01/2039       10,082,600
       5,000   Contra Costa County, CA Public Financing
               Authority Tax Allocation(1)                        5.850     08/01/2033            4,581
   1,000,000   Corona, CA Community Facilities District
               (Buchanan Street)(1)                               5.150     09/01/2036          715,800
   1,975,000   Corona-Norco, CA Unified School District(1)        6.000     09/01/2037        1,613,042
     995,000   Daly City, CA Hsg. Devel. Finance Agency
               (Third Tier Francsican)(1)                         6.500     12/15/2047          832,855
   3,725,000   Desert Hot Springs, CA Redevel. Agency Tax
               Allocation(1)                                      7.375     09/01/2039        4,024,192
     200,000   Eastern CA Municipal Water District Community
               Facilities Special Tax(1)                          5.000     09/01/2030          158,680
     340,000   Eastern CA Municipal Water District Community
               Facilities Special Tax(1)                          5.000     09/01/2037          255,473
     200,000   Eastern CA Municipal Water District Community
               Facilities Special Tax(1)                          5.100     09/01/2037          152,702
   3,740,000   Eastern CA Municipal Water District Community
               Facilities Special Tax(1)                          5.250     09/01/2035        2,539,198
      50,000   Eastern CA Municipal Water District Community
               Facilities Special Tax (Barrington Heights)(1)     5.125     09/01/2035           33,285
   1,500,000   Eastern CA Municipal Water District Community
               Facilities Special Tax (Crown Valley
               Village)(1)                                        5.625     09/01/2034        1,189,995
     425,000   Eastern CA Municipal Water District Community
               Facilities Special Tax No. 2003-25(1)              5.000     09/01/2036          321,453
      20,000   Eastern CA Municipal Water District Community
               Facilities Special Tax No. 2004-26(1)              5.000     09/01/2025           16,659
     525,000   Eastern CA Municipal Water District
               Improvement Bond Act 1915(1)                       5.200     09/01/2036          409,684
   1,725,000   Eastern CA Municipal Water District
               Improvement Bond Act 1915(1)                       5.500     09/02/2035        1,328,630
   4,000,000   El Dorado County, CA Special Tax(1)                5.250     09/01/2035        2,866,160
   5,750,000   Elk Grove, CA Special Tax Community Facilities
               District No. 2005-1X(1)                            5.200     09/01/2027        3,589,323
      25,000   Etiwanda, CA School District Special Tax(1)        5.400     09/01/2035           19,256
  10,300,000   Etiwanda, CA School District Special Tax
               Community Facilities District No. 2004-2(1)        6.000     09/01/2037        8,650,043


                   8 | OPPENHEIMER CALIFORNIA MUNICIPAL FUND

Oppenheimer California Municipal Fund

STATEMENT OF INVESTMENTS OCTOBER 31, 2009 / UNAUDITED

  PRINCIPAL
   AMOUNT                                                        COUPON      MATURITY         VALUE
------------                                                     ------     ----------   --------------
CALIFORNIA CONTINUED
$  6,000,000   Fairfield, CA Community Facilities District
               Special Tax (Fairfield Commons)(1)                 6.875%    09/01/2038   $    5,195,460
     700,000   Farmersville, CA Unified School District COP(1)    5.000     08/01/2026          614,488
     100,000   Fillmore, CA Public Financing (Central City
               Redevel.)(1)                                       5.500     06/01/2031           84,593
   2,615,000   Folsom, CA Special Tax Community Facilities
               District No. 31(1)                                 5.000     09/01/2026        1,944,776
   9,050,000   Folsom, CA Special Tax Community Facilities
               District No. 31(1)                                 5.000     09/01/2036        6,047,029
      10,000   Folsom, CA Special Tax Community Facilities
               District No. 7(1)                                  6.000     09/01/2024            9,017
      10,000   Fontana, CA Redevel. Agency (Jurupa Hills)(1)      5.500     10/01/2027           10,018
      20,000   Fremont, CA Community Facilities District
               (Pacific Commons)(1)                               6.250     09/01/2026           19,078
      50,000   Garden Grove, CA Hsg. Authority (Multifamily
               Hsg.)(1)                                           6.700     07/01/2024           50,096
      10,000   Garden Grove, CA Hsg. Authority (Stuart
               Drive-Rose Garden)(1)                              6.700     01/01/2025            9,524
   5,145,000   Grossmont, CA Union High School District(2)        5.500     08/01/2030        5,535,715
   4,895,000   Grossmont, CA Union High School District(2)        5.500     08/01/2031        5,250,030
   1,675,000   Hawthorne, CA Community Redevel. Agency
               Special Tax(1)                                     7.200     10/01/2025        1,678,333
   1,180,000   Hawthorne, CA Community Redevel. Agency
               Special Tax(1)                                     7.200     10/01/2025        1,182,348
   1,165,000   Heber, CA Public Utilities District (Heber
               Meadows)(1)                                        5.300     09/01/2035          883,128
   1,020,000   Hemet, CA Unified School District(1)               5.100     09/01/2030          783,299
     785,000   Hemet, CA Unified School District(1)               5.125     09/01/2036          609,396
   1,285,000   Hemet, CA Unified School District(1)               5.125     09/01/2037          936,187
   1,505,000   Hemet, CA Unified School District(1)               5.250     09/01/2035        1,196,716
   1,155,000   Hemet, CA Unified School District Community
               Facilities District No. 2005-3(1)                  5.375     09/01/2026          877,061
   5,835,000   Hemet, CA Unified School District Community
               Facilities District No. 2005-3(1)                  5.750     09/01/2039        4,231,017
      60,000   Hemet, CA Unified School District Community
               Facilities District Special Tax(1)                 5.625     09/01/2035           50,734
      30,000   Hesperia, CA Improvement Bond Act 1915(1)          8.500     09/02/2024           30,912
   1,365,000   Hesperia, CA Public Financing Authority,
               Tranche A(1)                                       6.250     09/01/2035        1,195,030
   3,370,000   Hesperia, CA Public Financing Authority,
               Tranche B(1)                                       6.250     09/01/2035        2,950,368
   3,350,000   Hesperia, CA Public Financing Authority,
               Tranche C(1)                                       6.250     09/01/2035        2,932,858
   1,070,000   Hesperia, CA Unified School District(1)            5.000     09/01/2030          810,311
   1,710,000   Hesperia, CA Unified School District(1)            5.000     09/01/2037        1,220,889
      50,000   Hesperia, CA Unified School District(1)            5.200     09/01/2035           37,313
   1,430,000   Imperial County, CA Community Facilities
               District No. 2004-2 Special Tax(1)                 5.900     09/01/2037          927,841


                   9 | OPPENHEIMER CALIFORNIA MUNICIPAL FUND

Oppenheimer California Municipal Fund

STATEMENT OF INVESTMENTS OCTOBER 31, 2009 / UNAUDITED

  PRINCIPAL
   AMOUNT                                                        COUPON      MATURITY         VALUE
------------                                                     ------     ----------   --------------
CALIFORNIA CONTINUED
$    870,000   Imperial County, CA Special Tax(1)                 5.000%    09/01/2026   $      685,595
   1,070,000   Imperial County, CA Special Tax(1)                 5.000     09/01/2037          763,948
   3,385,000   Imperial County, CA Special Tax(1)                 5.000     09/01/2037        2,416,788
   2,445,000   Indio, CA Community Facilities District
               Special Tax(1)                                     5.200     09/01/2027        2,082,186
   2,215,000   Indio, CA Community Facilities District
               Special Tax(1)                                     5.250     09/01/2027        1,764,026
   2,520,000   Indio, CA Community Facilities District
               Special Tax(1)                                     5.250     09/01/2036        2,019,906
   4,095,000   Indio, CA Community Facilities District
               Special Tax(1)                                     5.250     09/01/2036        2,995,738
     285,000   Indio, CA Community Facilities District
               Special Tax (Sonora Wells)(1)                      5.000     09/01/2020          242,566
     300,000   Indio, CA Community Facilities District
               Special Tax (Sonora Wells)(1)                      5.000     09/01/2021          250,305
     625,000   Indio, CA Community Facilities District
               Special Tax (Sonora Wells)(1)                      5.050     09/01/2026          490,931
   2,805,000   Indio, CA Community Facilities District
               Special Tax (Sonora Wells)(1)                      5.125     09/01/2036        2,012,167
      45,000   Indio, CA Hsg. (Olive Court Apartments)(1)         6.375     12/01/2026           45,007
      25,000   Indio, CA Improvement Bond Act 1915 Assessment
               District No. 2002-2(1)                             6.125     09/02/2027           22,483
   1,995,000   Indio, CA Improvement Bond Act 1915 Assessment
               District No. 2003-03(1)                            6.125     09/02/2029        1,754,862
      25,000   Indio, CA Improvement Bond Act 1915 Assessment
               District No. 2003-5 (Sunburst)(1)                  5.875     09/02/2029           21,340
   2,820,000   Indio, CA Improvement Bond Act 1915 Assessment
               District No. 2004-03(1)                            5.500     09/02/2030        2,244,833
 354,105,000   Inland, CA Empire Tobacco Securitization
               Authority (TASC)                                   8.000(3)  06/01/2057        3,470,229
   3,250,000   Ione, CA Special Tax Community Facilities
               District 2005-2-A(1)                               6.000     09/01/2036        2,544,880
      10,000   Irvine, CA Improvement Bond Act 1915(1)            5.625     09/02/2024            9,535
      30,000   Jurupa, CA Community Services District Special
               Tax(1)                                             5.000     09/01/2036           23,285
   2,500,000   Jurupa, CA Community Services District Special
               Tax Community Facilities District No. 24(1)        6.625     09/01/2038        2,454,000
      50,000   King, CA Community Devel. Agency Tax
               Allocation (King City Redevel.)(5)                 6.750     09/01/2016           50,025
      30,000   Kingsburg, CA Public Financing Authority(1)        8.000     09/15/2021           30,027
   5,000,000   La Verne, CA COP (Bethren Hillcrest Homes)(1)      5.600     02/15/2033        3,791,750
   4,500,000   La Verne, CA COP (Bethren Hillcrest Homes)(1)      6.625     02/15/2025        4,181,265
     720,000   Lake Berryessa, CA Resort Improvement
               District(1)                                        5.250     09/02/2017          576,979
   1,440,000   Lake Berryessa, CA Resort Improvement
               District(1)                                        5.500     09/02/2027        1,006,070
   2,425,000   Lake Berryessa, CA Resort Improvement
               District(1)                                        5.550     09/02/2037        1,551,297
   2,020,000   Lake Elsinore, CA Community Facilities
               District No. 2006-2 Special Tax (Viscaya)(1)       5.400     09/01/2036        1,548,067
   2,345,000   Lake Elsinore, CA Public Financing Authority(1)    6.875     09/01/2038        2,077,787
   5,575,000   Lake Elsinore, CA Special Tax(1)                   5.150     09/01/2036        4,105,151
     920,000   Lake Elsinore, CA Special Tax(1)                   5.200     09/01/2026          745,881


                   10 | OPPENHEIMER CALIFORNIA MUNICIPAL FUND

Oppenheimer California Municipal Fund

STATEMENT OF INVESTMENTS OCTOBER 31, 2009 / UNAUDITED

  PRINCIPAL
   AMOUNT                                                        COUPON      MATURITY         VALUE
------------                                                     ------     ----------   --------------
CALIFORNIA CONTINUED
$  2,800,000   Lake Elsinore, CA Special Tax(1)                   5.250%    09/01/2037   $    2,080,792
   1,150,000   Lake Elsinore, CA Special Tax(1)                   5.350     09/01/2036          924,865
   1,210,000   Lake Elsinore, CA Special Tax(1)                   5.350     09/01/2036          973,118
   2,000,000   Lake Elsinore, CA Special Tax(1)                   5.450     09/01/2036        1,489,780
   1,170,000   Lake Elsinore, CA Unified School District(1)       5.000     09/01/2037          799,789
   3,430,000   Lake Elsinore, CA Unified School District(1)       5.350     09/01/2035        2,091,648
   1,220,000   Lake Elsinore, CA Unified School District(1)       5.350     09/01/2035          932,239
   1,435,000   Lake Elsinore, CA Unified School District(1)       5.400     09/01/2035        1,183,215
   1,100,000   Lake Elsinore, CA Unified School District
               Community Facilities District Special Tax
               No. 2006-6(1)                                      5.900     09/01/2037          856,625
   1,670,000   Lancaster, CA Redevel. Agency Tax Allocation
               (Comb Redevel.)(1)                                 6.875     08/01/2034        1,784,128
   1,000,000   Lancaster, CA Redevel. Agency Tax Allocation
               (Comb Redevel.)(1)                                 6.875     08/01/2039        1,061,040
      10,000   Lathrop, CA Financing Authority (Water
               Supply)(1)                                         5.700     06/01/2019            9,591
   1,800,000   Lathrop, CA Financing Authority (Water
               Supply)(1)                                         6.000     06/01/2035        1,600,578
   3,430,000   Lathrop, CA Improvement Bond Act 1915
               (Mossdale Village)(1)                              5.100     09/02/2035        2,400,966
      50,000   Lathrop, CA Improvement Bond Act 1915
               (Mossdale Village)(1)                              6.000     09/02/2022           44,446
      20,000   Lathrop, CA Improvement Bond Act 1915
               (Mossdale Village)(1)                              6.125     09/02/2028           17,211
      50,000   Lathrop, CA Improvement Bond Act 1915
               (Mossdale Village)(1)                              6.125     09/02/2033           41,597
   4,430,000   Lathrop, CA Special Tax Community Facilities
               District No. 03-2(1)                               7.000     09/01/2033        4,294,841
     475,000   Lathrop, CA Special Tax Community Facilities
               District No. 06-1(1)                               5.000     09/01/2015          426,075
     445,000   Lathrop, CA Special Tax Community Facilities
               District No. 06-1(1)                               5.000     09/01/2016          389,540
     670,000   Lathrop, CA Special Tax Community Facilities
               District No. 06-1(1)                               5.125     09/01/2017          577,279
     800,000   Lathrop, CA Special Tax Community Facilities
               District No. 06-1(1)                               5.125     09/01/2018          674,168
   1,015,000   Lathrop, CA Special Tax Community Facilities
               District No. 06-1(1)                               5.200     09/01/2019          840,237
     505,000   Lathrop, CA Special Tax Community Facilities
               District No. 06-1(1)                               5.250     09/01/2021          401,924
   5,680,000   Lathrop, CA Special Tax Community Facilities
               District No. 06-1(1)                               5.300     09/01/2026        4,220,694
  32,305,000   Lathrop, CA Special Tax Community Facilities
               District No. 06-1(1)                               5.375     09/01/2036       21,946,079
     635,000   Lincoln, CA Special Tax(1)                         5.000     09/01/2026          484,543
   1,315,000   Lincoln, CA Special Tax(1)                         5.000     09/01/2036          900,091
   1,950,000   Little Lake, CA City School District(1)            5.250     07/01/2030        1,962,929


                   11 | OPPENHEIMER CALIFORNIA MUNICIPAL FUND

Oppenheimer California Municipal Fund

STATEMENT OF INVESTMENTS OCTOBER 31, 2009 / UNAUDITED

  PRINCIPAL
   AMOUNT                                                        COUPON      MATURITY         VALUE
------------                                                     ------     ----------   --------------
CALIFORNIA CONTINUED
$  1,410,000   Live Oak, CA School District (Santa Cruz
               County)(1)                                         5.000%    08/01/2033   $    1,329,503
     150,000   Long Beach, CA Bond Finance Authority
               (Redevel. Hsg. & Gas Utilities)(1)                 5.000     08/01/2025          139,461
  17,500,000   Long Beach, CA Bond Finance Authority Natural
               Gas(2)                                             5.500     11/15/2037       16,522,579
      30,000   Los Angeles County, CA Metropolitan
               Transportation Authority(1)                        5.000     07/01/2023           30,019
  15,000,000   Los Angeles, CA Community College District(2)      5.000     08/01/2033       15,405,525
  10,000,000   Los Angeles, CA Community College District(2)      6.000     08/01/2033       11,324,850
   1,575,000   Los Angeles, CA Community Redevel. Agency
               (Grand Central Square)(1)                          5.000     12/01/2026        1,520,190
  14,210,000   Los Angeles, CA Dept. of Airports (Los Angeles
               International Airport)(2)                          5.250     05/15/2024       14,473,929
  10,000,000   Los Angeles, CA Dept. of Airports (Los Angeles
               International Airport)(2)                          5.375     05/15/2026       10,278,339
  11,000,000   Los Angeles, CA Dept. of Airports (Los Angeles
               International Airport)(2)                          5.375     05/15/2027       11,282,865
  10,095,000   Los Angeles, CA Dept. of Airports (Los Angeles
               International Airport)(2)                          5.375     05/15/2028       10,333,545
   3,000,000   Los Angeles, CA Dept. of Water & Power(2)          5.375     07/01/2034        3,179,055
  12,000,000   Los Angeles, CA Dept. of Water & Power(2)          5.375     07/01/2038       12,716,220
  16,300,000   Los Angeles, CA Harbor Dept.(2)                    5.250     08/01/2034       16,967,811
   1,000,000   Los Angeles, CA Hsg. Auth. (Property
               Acquisition)(1)                                    6.000     06/01/2029        1,013,750
     500,000   Los Angeles, CA Hsg. Auth. (Property
               Acquisition)(1)                                    6.375     06/01/2039          508,170
   1,500,000   Los Angeles, CA IDA (Santee Court Parking
               Facility)(1)                                       5.000     12/01/2020        1,172,400
   1,100,000   Los Angeles, CA IDA (Santee Court Parking
               Facility)(1)                                       5.000     12/01/2027          617,298
      35,000   Los Angeles, CA Regional Airports Improvement
               Corp. (United Airlines)(6, 7)                      8.800     11/15/2021           35,149
      25,000   Los Banos, CA COP(5)                               6.000     12/01/2019           24,246
   1,605,000   Los Banos, CA Redevel. Agency Tax Allocation(1)    5.000     09/01/2036        1,323,820
      85,000   Madera County, CA COP (Valley Children's
               Hospital)(1)                                       5.750     03/15/2028           83,762
     925,000   Madera, CA Special Tax(1)                          5.000     09/01/2036          627,039
      10,000   Manteca, CA Unified School District Special
               Tax Community Facilities District No. 89(1)        5.400     09/01/2023            8,487
   1,375,000   Mendota, CA Joint Powers Financing Authority
               Wastewater(1)                                      5.150     07/01/2035        1,019,026
     100,000   Menifee, CA Union School District Special
               Tax(1)                                             5.000     09/01/2022           79,471
     915,000   Menifee, CA Union School District Special
               Tax(1)                                             5.200     09/01/2030          674,831
     400,000   Menifee, CA Union School District Special
               Tax(1)                                             5.200     09/01/2035          327,988
     500,000   Menifee, CA Union School District Special
               Tax(1)                                             5.250     09/01/2035          354,880
   1,010,000   Menifee, CA Union School District Special
               Tax(1)                                             5.250     09/01/2036          764,812
   2,930,000   Merced, CA Special Tax(1)                          5.000     09/01/2036        1,775,785
     500,000   Merced, CA Special Tax(1)                          5.100     09/01/2035          309,995


                   12 | OPPENHEIMER CALIFORNIA MUNICIPAL FUND

Oppenheimer California Municipal Fund

STATEMENT OF INVESTMENTS OCTOBER 31, 2009 / UNAUDITED

  PRINCIPAL
   AMOUNT                                                        COUPON      MATURITY         VALUE
------------                                                     ------     ----------   --------------
CALIFORNIA CONTINUED
$    175,000   Modesto, CA Health Facility (Sutter
               Health/Alta Bates Medical Center/Berkeley
               Long-Term Care Company Obligated Group)(1)         5.250%    06/01/2021   $      175,114
   3,000,000   Modesto, CA Special Tax Community Facilities
               District No. 4(1)                                  5.150     09/01/2036        2,187,300
   3,000,000   Montebello, CA Community Redevel. Agency
               (Montebello Hills Redevel.)(1)                     8.100     03/01/2027        3,353,910
   1,250,000   Moreno Valley, CA Special Tax Community
               Facilities District No. 5(1)                       5.000     09/01/2037          892,463
      25,000   Moreno Valley, CA Unified School District
               Community Facilities District(1)                   5.100     09/01/2028           20,498
   1,475,000   Moreno Valley, CA Unified School District
               Community Facilities District(1)                   5.150     09/01/2035        1,185,104
     680,000   Moreno Valley, CA Unified School District
               Community Facilities District(1)                   5.200     09/01/2036          504,648
   2,000,000   Moreno Valley, CA Unified School District
               Community Facilities District Special Tax(1)       5.000     09/01/2037        1,427,940
     750,000   Moreno Valley, CA Unified School District
               Community Facilities District Special Tax
               No. 2004-3(1)                                      5.000     09/01/2037          535,478
      10,000   Murrieta, CA Community Facilities District
               Special Tax (Bluestone)(1)                         6.300     09/01/2031            9,211
     240,000   Murrieta, CA Community Facilities District
               Special Tax (Meadowlane/Amberwalk)(1)              5.125     09/01/2035          181,478
      25,000   Murrieta, CA Community Facilities District
               Special Tax (Murrieta Springs)(1)                  5.375     09/01/2029           20,607
      35,000   Murrieta, CA Valley Unified School District
               Special Tax(1)                                     5.250     09/01/2037           26,173
     370,000   Murrieta, CA Valley Unified School District
               Special Tax(1)                                     5.375     09/01/2026          308,158
   1,355,000   Murrieta, CA Valley Unified School District
               Special Tax(1)                                     5.450     09/01/2038        1,042,510
      25,000   Murrieta, CA Water Public Financing
               Authority(1)                                       6.600     10/01/2016           25,060
   1,040,000   Northern CA Gas Authority(1)                       0.794(8)  07/01/2017          899,600
  20,000,000   Northern CA Gas Authority(1)                       0.824(8)  07/01/2019       16,475,000
  23,675,000   Northern CA Tobacco Securitization Authority
               (TASC)(1)                                          5.500     06/01/2045       16,769,950
 157,335,000   Northern CA Tobacco Securitization Authority
               (TASC)                                             6.700(3)  06/01/2045        4,949,759
      10,000   Oakdale, CA Public Financing Authority Tax
               Allocation (Central City Redevel.)(1)              6.100     06/01/2027            8,976
   1,000,000   Oakland, CA GO(1)                                  6.000     01/15/2034        1,061,620
   1,000,000   Oakland, CA Unified School District(1)             6.125     08/01/2029        1,045,050
     250,000   Oakland, CA Unified School District(1)             6.500     08/01/2022          276,730
     250,000   Oakland, CA Unified School District(1)             6.500     08/01/2023          275,295
     250,000   Oakland, CA Unified School District(1)             6.500     08/01/2024          272,693


                   13 | OPPENHEIMER CALIFORNIA MUNICIPAL FUND

Oppenheimer California Municipal Fund

STATEMENT OF INVESTMENTS OCTOBER 31, 2009 / UNAUDITED

  PRINCIPAL
   AMOUNT                                                        COUPON      MATURITY         VALUE
------------                                                     ------     ----------   --------------
CALIFORNIA CONTINUED
$    900,000   Oakley, CA Public Finance Authority(1)             5.200%    09/02/2026   $      752,868
   4,410,000   Oakley, CA Public Finance Authority(1)             5.250     09/02/2036        3,298,239
   3,225,000   Olivehurst, CA Public Utilities District
               (Plumas Lake Community Facilities District)(1)     7.625     09/01/2038        2,883,892
  15,000,000   Orange County, CA Sanitation District COP(2)       5.000     02/01/2035       15,550,050
   2,575,000   Oxnard, CA School District, Series A(1)            5.750     08/01/2030        2,743,560
   1,555,000   Palm Desert, CA Financing Authority                5.000(3)  08/01/2014        1,286,389
     440,000   Palm Desert, CA Financing Authority                5.050(3)  08/01/2015          341,849
     390,000   Palm Desert, CA Financing Authority                5.100(3)  08/01/2016          284,123
     230,000   Palm Desert, CA Financing Authority                5.650(3)  04/01/2018          144,086
   1,020,000   Palm Desert, CA Financing Authority                5.650(3)  08/01/2018          625,586
     265,000   Palm Desert, CA Financing Authority                5.750(3)  04/01/2019          151,501
   1,165,000   Palm Desert, CA Financing Authority                5.750(3)  08/01/2019          650,944
     305,000   Palm Desert, CA Financing Authority                5.850(3)  04/01/2020          162,913
   1,310,000   Palm Desert, CA Financing Authority                5.850(3)  08/01/2020          683,899
     340,000   Palm Desert, CA Financing Authority                5.950(3)  04/01/2021          163,411
   1,450,000   Palm Desert, CA Financing Authority                5.950(3)  08/01/2021          681,152
     380,000   Palm Desert, CA Financing Authority                6.000(3)  04/01/2022          166,816
   1,605,000   Palm Desert, CA Financing Authority                6.000(3)  08/01/2022          688,080
     395,000   Palm Desert, CA Financing Authority                6.010(3)  04/01/2023          160,042
   1,755,000   Palm Desert, CA Financing Authority                6.010(3)  08/01/2023          694,366
     410,000   Palm Desert, CA Financing Authority                6.020(3)  04/01/2024          154,763
   1,910,000   Palm Desert, CA Financing Authority                6.020(3)  08/01/2024          704,504
     430,000   Palm Desert, CA Financing Authority                6.030(3)  04/01/2025          150,625
   2,070,000   Palm Desert, CA Financing Authority                6.030(3)  08/01/2025          708,851
     445,000   Palm Desert, CA Financing Authority                6.040(3)  04/01/2026          144,251
   2,235,000   Palm Desert, CA Financing Authority                6.040(3)  08/01/2026          708,115
     465,000   Palm Desert, CA Financing Authority                6.050(3)  04/01/2027          140,974
   1,400,000   Palm Desert, CA Financing Authority                6.050(3)  08/01/2027          414,862
     480,000   Palm Desert, CA Financing Authority                6.060(3)  04/01/2028          134,443
   1,415,000   Palm Desert, CA Financing Authority                6.060(3)  08/01/2028          387,300
     500,000   Palm Desert, CA Financing Authority                6.070(3)  04/01/2029          128,505
   1,370,000   Palm Desert, CA Financing Authority                6.070(3)  08/01/2029          343,993
     520,000   Palm Desert, CA Financing Authority                6.080(3)  04/01/2030          123,152
   1,430,000   Palm Desert, CA Financing Authority                6.080(3)  08/01/2030          330,802
     540,000   Palm Desert, CA Financing Authority                6.090(3)  04/01/2031          117,223
   1,495,000   Palm Desert, CA Financing Authority                6.090(3)  08/01/2031          316,910
     560,000   Palm Desert, CA Financing Authority                6.100(3)  04/01/2032          112,952
   1,560,000   Palm Desert, CA Financing Authority                6.100(3)  08/01/2032          307,258
     580,000   Palm Desert, CA Financing Authority                6.100(3)  04/01/2033          108,680
   1,625,000   Palm Desert, CA Financing Authority                6.100(3)  08/01/2033          297,310
     590,000   Palm Desert, CA Financing Authority                6.100(3)  04/01/2034          102,926


                   14 | OPPENHEIMER CALIFORNIA MUNICIPAL FUND

Oppenheimer California Municipal Fund

STATEMENT OF INVESTMENTS OCTOBER 31, 2009 / UNAUDITED

  PRINCIPAL
   AMOUNT                                                        COUPON      MATURITY         VALUE
------------                                                     ------     ----------   --------------
CALIFORNIA CONTINUED
$  1,705,000   Palm Desert, CA Financing Authority                6.100%(3) 08/01/2034   $      290,430
   2,075,000   Palm Desert, CA Financing Authority                6.100(3)  08/01/2035          329,054
   5,000,000   Palm Desert, CA Improvement Bond Act 1915(1)       5.100     09/02/2037        3,222,600
   3,000,000   Palm Desert, CA Special Tax Community
               Facilities District No. 2005-1(1)                  5.150     09/01/2027        2,158,800
   9,000,000   Palm Desert, CA Special Tax Community
               Facilities District No. 2005-1(1)                  5.200     09/01/2037        5,896,800
   2,335,000   Palm Desert, CA Special Tax Community
               Facilities District No. 2005-1-A(1)                5.250     09/01/2026        1,723,790
   6,000,000   Palm Desert, CA Special Tax Community
               Facilities District No. 2005-1-A(1)                5.450     09/01/2032        4,263,480
   8,000,000   Palm Desert, CA Special Tax Community
               Facilities District No. 2005-1-A(1)                5.500     09/01/2036        5,546,960
     120,000   Palm Springs, CA Airport Passenger Facilities
               (Palm Springs International Airport)(1)            5.450     07/01/2020          108,343
     500,000   Palm Springs, CA Airport Passenger Facilities
               (Palm Springs International Airport)(1)            5.550     07/01/2028          432,705
     250,000   Palm Springs, CA Airport Passenger Facilities
               (Palm Springs International Airport)(1)            6.400     07/01/2023          225,913
     525,000   Palm Springs, CA Airport Passenger Facilities
               (Palm Springs International Airport)(1)            6.500     07/01/2027          460,520
      85,000   Palm Springs, CA Airport Passenger Facilities
               (Palm Springs Regional Airport)(1)                 5.250     01/01/2022           85,035
      10,000   Palm Springs, CA Improvement Bond Act 1915(1)      5.550     09/02/2023            8,868
     100,000   Palmdale, CA Community Facilities District
               Special Tax(1)                                     5.400     09/01/2035           71,956
   6,460,000   Palmdale, CA Community Facilities District
               Special Tax(1)                                     6.125     09/01/2037        5,433,958
   5,525,000   Palmdale, CA Community Facilities District
               Special Tax(1)                                     6.250     09/01/2035        4,763,213
     500,000   Palmdale, CA Elementary School District
               Special Tax Community Facilities District No.
               90-1(1)                                            5.700     08/01/2018          505,725
      20,000   Palo Alto, CA Improvement Bond Act 1915
               (University Ave. Area)(1)                          5.750     09/02/2022           20,235
   1,365,000   Perris, CA Community Facilities District
               Special Tax(1)                                     5.300     09/01/2035        1,029,701
   2,025,000   Perris, CA Community Facilities District
               Special Tax (Amber Oaks)(1)                        6.000     09/01/2034        1,716,775
   2,500,000   Perris, CA Community Facilities District
               Special Tax (Chaparral Ridge)(1)                   6.250     09/01/2033        2,202,650
   2,110,000   Perris, CA Community Facilities District
               Special Tax (Harmony Grove)(1)                     5.300     09/01/2035        1,591,700
      10,000   Perris, CA Community Facilities District
               Special Tax (May Farms)(1)                         5.100     09/01/2030            6,882
     120,000   Perris, CA Community Facilities District
               Special Tax (May Farms)(1)                         5.150     09/01/2035           79,098


                   15 | OPPENHEIMER CALIFORNIA MUNICIPAL FUND

Oppenheimer California Municipal Fund

STATEMENT OF INVESTMENTS OCTOBER 31, 2009 / UNAUDITED

  PRINCIPAL
   AMOUNT                                                        COUPON      MATURITY         VALUE
------------                                                     ------     ----------   --------------
CALIFORNIA CONTINUED
$  1,290,000   Perris, CA Community Facilities District
               Special Tax No. 2001(1)                            5.000%    09/01/2037   $      803,528
   1,270,000   Perris, CA Community Facilities District
               Special Tax, Series A(1)                           5.750     09/01/2035        1,033,729
   3,540,000   Perris, CA Community Facilities District
               Special Tax, Series B(1)                           6.000     09/01/2034        3,001,177
     140,000   Perris, CA Public Financing Authority(1)           5.000     09/01/2017          120,499
      85,000   Perris, CA Public Financing Authority(1)           5.100     09/01/2018           71,836
   2,000,000   Perris, CA Public Financing Authority(1)           5.350     10/01/2036        1,618,400
      10,000   Perris, CA Public Financing Authority, Series
               A(1)                                               6.000     09/01/2023            8,432
      80,000   Perris, CA Public Financing Authority, Series
               A(1)                                               6.125     09/01/2034           68,958
   1,815,000   Perris, CA Public Financing Authority, Series
               A(1)                                               6.250     09/01/2033        1,438,805
   2,080,000   Perris, CA Public Financing Authority, Series
               A(1)                                               6.600     09/01/2038        1,871,210
   2,035,000   Perris, CA Public Financing Authority, Series
               C(1)                                               6.200     09/01/2038        1,734,736
     860,000   Perris, CA Public Financing Authority, Series
               D(1)                                               5.500     09/01/2024          669,458
  10,650,000   Perris, CA Public Financing Authority, Series
               D(1)                                               5.800     09/01/2038        7,572,363
   4,000,000   Pico Rivera, CA public Financing Authority(1)      5.750     09/01/2039        4,081,840
      25,000   Pleasant Hill, CA Special Tax Downtown
               Community Facilities District No. 1(1)             6.000     09/01/2032           21,559
     860,000   Pomona, CA Public Financing Authority(1)           5.000     02/01/2026          731,628
   2,500,000   Pomona, CA Public Financing Authority (Water
               Facilities)(1)                                     5.000     05/01/2047        2,342,575
      50,000   Pomona, CA Unified School District(1)              6.150     08/01/2030           55,001
  20,500,000   Port of Oakland, CA(2)                             5.000     11/01/2032       19,927,090
   8,000,000   Port of Oakland, CA(1)                             5.875     11/01/2030        8,013,120
     125,000   Porterville, CA (Sewer Systems) COP(1)             5.400     10/01/2016          125,110
   6,000,000   Poway, CA Unified School District Special Tax
               Community Facilities District No. 14(1)            5.250     09/01/2036        4,443,420
   3,000,000   Ramona, CA Unified School District COP(1)          0.000(4)  05/01/2032        2,614,620
      25,000   Rancho Cordova, CA Community Facilities
               District Special Tax (Sunridge Anatolia)(1)        6.000     09/01/2033           22,736
      20,000   Rancho Cordova, CA Community Facilities
               District Special Tax (Sunridge Anatolia)(1)        6.100     09/01/2037           18,121
     600,000   Rancho Cucamonga, CA Community Facilities
               District Special Tax (Amador)(1)                   5.000     09/01/2027          469,536
   1,260,000   Rancho Cucamonga, CA Community Facilities
               District Special Tax (Amador)(1)                   5.000     09/01/2037          899,602
  13,550,000   Rancho Cucamonga, CA Community Facilities
               District Special Tax (Etiwanda)(1)                 5.375     09/01/2036       10,342,580
     570,000   Rancho Cucamonga, CA Community Facilities
               District Special Tax (Vintners)(1)                 5.000     09/01/2027          446,059
   1,120,000   Rancho Cucamonga, CA Community Facilities
               District Special Tax (Vintners)(1)                 5.000     09/01/2037          799,646
   2,600,000   Rancho Cucamonga, CA Community Facilities
               District Special Tax (Vintners)(1)                 5.375     09/01/2036        1,984,554


                   16 | OPPENHEIMER CALIFORNIA MUNICIPAL FUND

Oppenheimer California Municipal Fund

STATEMENT OF INVESTMENTS OCTOBER 31, 2009 / UNAUDITED

  PRINCIPAL
   AMOUNT                                                        COUPON      MATURITY         VALUE
------------                                                     ------     ----------   --------------
CALIFORNIA CONTINUED
$     20,000   Rancho Santa Fe, CA Community Services
               District Special Tax(1)                            6.600%    09/01/2023   $       20,019
      10,000   Redding, CA Improvement Bond Act 1915 (Tierra
               Oaks Assessment District 1993-1)(1)                7.000     09/02/2012            9,599
     490,000   Rialto, CA Special Tax Community Facilities
               District No. 2006-1(1)                             5.250     09/01/2026          396,346
   1,470,000   Rialto, CA Special Tax Community Facilities
               District No. 2006-1(1)                             5.350     09/01/2036        1,106,587
      25,000   Richgrove, CA School District(1)                   6.375     07/01/2018           24,679
   2,660,000   Richmond, CA Joint Powers Financing Authority
               (Westridge Hilltop Apartments)(1)                  5.000     12/15/2026        2,151,967
   1,165,000   Richmond, CA Joint Powers Financing Authority
               (Westridge Hilltop Apartments)(1)                  5.000     12/15/2033          885,435
   5,780,000   Rio Vista, CA Community Facilities District
               Special Tax No. 1(1)                               5.125     09/01/2036        4,197,609
   3,000,000   Rio Vista, CA Community Facilities District
               Special Tax No. 2004-1(1)                          5.850     09/01/2035        2,219,880
  15,260,000   River Islands, CA Public Financing Authority(1)    5.200     09/01/2037       11,251,351
     100,000   River Islands, CA Public Financing Authority(1)    6.000     09/01/2027           88,683
      25,000   River Islands, CA Public Financing Authority(1)    6.000     09/01/2035           21,167
     700,000   Riverbank, CA Redevel. Agency (Riverbank
               Reinvestment)(1)                                   5.000     08/01/2032          572,929
  11,585,000   Riverside County, CA Community Facilities
               District (Scott Road)(1)                           7.250     09/01/2038       10,201,172
      25,000   Riverside County, CA Community Facilities
               District Special Tax(1)                            5.600     09/01/2019           22,969
   1,500,000   Riverside, CA Improvement Bond Act 1915
               (Hunter Park Assessment District)(1)               5.200     09/02/2036        1,088,805
     190,000   Riverside, CA Improvement Bond Act 1915
               (Sycamore Canyon Assessment District)(1)           8.500     09/02/2012          191,953
   1,000,000   Riverside, CA Special Tax Community Facilities
               District No. 92-1, Series A(1)                     5.300     09/01/2034          756,760
      25,000   Riverside, CA Unified School District(1)           5.500     09/01/2032           21,231
   1,385,000   Riverside, CA Unified School District Special
               Tax Community Facilities District No. 12(1)        8.500     09/01/2038        1,429,916
     355,000   Riverside, CA Unified School District Special
               Tax Community Facilities District No. 15(9)        6.500     09/01/2029          349,139
   1,070,000   Riverside, CA Unified School District Special
               Tax Community Facilities District No. 15(9)        6.750     09/01/2029        1,052,730
      25,000   Romoland, CA School District Special Tax(1)        5.250     09/01/2035           18,282
   2,000,000   Romoland, CA School District Special Tax(1)        5.375     09/01/2038        1,437,660
   2,745,000   Roseville, CA Special Tax(1)                       5.050     09/01/2030        2,074,259
   1,115,000   Roseville, CA Special Tax (Diamond Creek)(1)       5.000     09/01/2026          632,629
   4,850,000   Roseville, CA Special Tax (Diamond Creek)(1)       5.000     09/01/2037        2,362,726
   3,445,000   Roseville, CA Special Tax (Stone Point)(1)         5.250     09/01/2036        1,946,218
   1,800,000   Roseville, CA Special Tax (Westpark)(1)            5.200     09/01/2036        1,322,712


                   17 | OPPENHEIMER CALIFORNIA MUNICIPAL FUND

Oppenheimer California Municipal Fund

STATEMENT OF INVESTMENTS OCTOBER 31, 2009 / UNAUDITED

  PRINCIPAL
   AMOUNT                                                        COUPON      MATURITY         VALUE
------------                                                     ------     ----------   --------------
CALIFORNIA CONTINUED
$  2,000,000   Roseville, CA Special Tax Community Facilities
               District No. 1 (Westpark)(1)                       5.150%    09/01/2030   $    1,532,460
   4,040,000   Sacramento County, CA Special Tax Community
               Facilities District No. 05-2(1)                    6.000     09/01/2037        2,945,120
      70,000   Sacramento, CA Health Facility (Center for
               Aids Research Education and Services)(1)           5.300     01/01/2024           68,764
      15,000   Sacramento, CA Special Tax (North Natomas
               Community Facilities)(1)                           6.000     09/01/2033           13,240
   9,930,000   Sacramento, CA Special Tax Community
               Facilities No. 05-1 (College Square)(1)            5.900     09/01/2037        7,000,253
      45,000   San Bernardino County, CA COP (Medical Center
               Financing)(1)                                      5.500     08/01/2019           45,014
   1,515,000   San Bernardino County, CA Redevel. Agency Tax
               Allocation (San Sevaine Redevel.)(1)               5.000     09/01/2025        1,472,913
   1,850,000   San Bernardino, CA Joint Powers Financing
               Authority (Tax Allocation)(1)                      6.625     04/01/2026        1,843,451
   1,410,000   San Bernardino, CA Mountains Community
               Hospital District COP(5)                           5.000     02/01/2027        1,035,659
   3,235,000   San Bernardino, CA Mountains Community
               Hospital District COP(5)                           5.000     02/01/2037        2,161,918
   1,225,000   San Diego County, CA COP(1)                        5.700     02/01/2028          878,546
   6,645,000   San Diego County, CA Redevel. Agency
               (Gillespie Field)(1)                               5.750     12/01/2032        5,081,166
      20,000   San Diego, CA Improvement Bond Act 1915(1)         6.200     09/02/2033           17,590
      10,000   San Diego, CA Public Facilities Financing
               Authority(1)                                       5.000     05/15/2029           10,034
      45,000   San Diego, CA Public Facilities Financing
               Authority(1)                                       5.250     05/15/2027           45,019
      10,000   San Diego, CA Public Facilities Financing
               Authority(5)                                       5.250     05/15/2027           10,004
  10,000,000   San Diego, CA Regional Building Authority
               (County Operations Center & Annex)(2)              5.375     02/01/2036       10,326,650
      15,000   San Francisco, CA City & County Airports
               Commission(1)                                      5.000     05/01/2023           15,186
      65,000   San Francisco, CA City & County Airports
               Commission(1)                                      5.000     05/01/2030           61,492
      15,000   San Francisco, CA City & County Airports
               Commission (SFO Fuel Company)(1)                   5.250     01/01/2024           14,763
   2,000,000   San Francisco, CA City & County Redevel.
               Financing Authority (Mission Bay North
               Redevel.)(1)                                       6.500     08/01/2039        2,086,280
   1,500,000   San Francisco, CA City & County Redevel.
               Financing Authority (Mission Bay South
               Redevel.)(1)                                       6.625     08/01/2039        1,566,030
     500,000   San Francisco, CA City & County Redevel.
               Financing Authority (San Francisco Redevel.)(1)    6.500     08/01/2032          528,025
     545,000   San Francisco, CA City & County Redevel.
               Financing Authority (San Francisco Redevel.)(1)    6.625     08/01/2039          576,823
   1,090,000   San Gorgonio, CA Memorial Health Care
               District(1)                                        6.750     08/01/2022        1,166,420
   1,040,000   San Gorgonio, CA Memorial Health Care
               District(1)                                        6.750     08/01/2023        1,106,206
   6,500,000   San Gorgonio, CA Memorial Healthcare(1)            7.100     08/01/2033        6,883,630


                   18 | OPPENHEIMER CALIFORNIA MUNICIPAL FUND

Oppenheimer California Municipal Fund

STATEMENT OF INVESTMENTS OCTOBER 31, 2009 / UNAUDITED

  PRINCIPAL
   AMOUNT                                                        COUPON      MATURITY         VALUE
------------                                                     ------     ----------   --------------
CALIFORNIA CONTINUED
$  6,490,000   San Jacinto, CA Financing Authority, Tranche
               A(1)                                               6.600%    09/01/2033   $    4,801,107
   6,345,000   San Jacinto, CA Financing Authority, Tranche
               B(1)                                               6.600     09/01/2033        4,693,841
   6,530,000   San Jacinto, CA Financing Authority, Tranche
               C(1)                                               6.600     09/01/2033        4,820,968
     500,000   San Jacinto, CA Unified School District
               Special Tax(1)                                     5.100     09/01/2036          291,915
      35,000   San Jose, CA Improvement Bond Act 1915(1)          5.875     09/02/2023           32,211
   3,150,000   San Jose, CA Multifamily Hsg. (El Parador
               Apartments)(1)                                     6.200     01/01/2041        2,785,010
      25,000   San Jose, CA Special Tax Community Facilities
               District No. 9 (Bailey Highway 101)(1)             6.600     09/01/2027           24,510
   1,000,000   Santa Clara County, CA Hsg. Authority
               (Rivertown Apartments)(1)                          5.850     08/01/2031        1,013,460
   1,960,000   Santa Clara County, CA Hsg. Authority
               (Rivertown Apartments)(1)                          6.000     08/01/2041        1,985,715
      50,000   Santa Clarita, CA Community Facilities
               District Special Tax(1)                            5.850     11/15/2032           42,759
   6,395,000   Santa Cruz County, CA Redevel. Agency (Live
               Oak/Soquel Community)(1)                           7.000     09/01/2036        6,805,559
   5,560,000   Saugus, CA Union School District Community
               Facilities District No. 2006(1)                   11.625     09/01/2038        5,879,922
   1,680,000   Saugus, CA Union School District Community
               Facilities District No. 2006(1)                   11.625     09/01/2038        1,776,667
      10,000   Seaside, CA Redevel. Agency Tax Allocation(1)      5.375     08/01/2033            9,190
   4,000,000   Semitropic, CA Improvement District
               (Semitropic Water Storage District)(1)             5.000     12/01/2038        3,993,720
   1,090,000   Shafter, CA Community Devel. Agency Tax
               Allocation(1)                                      5.400     11/01/2026          901,397
   3,335,000   Shafter, CA Community Devel. Agency Tax
               Allocation(1)                                      5.450     11/01/2036        2,575,254
     355,000   Soledad, CA Redevel. Agency (Soledad
               Redevel.)(1)                                       5.350     12/01/2028          337,474
       5,000   Sonoma County, CA Community Redevel. Agency
               (Roseland)(1)                                      7.900     08/01/2013            5,052
   2,000,000   South Bayside, CA Waste Management Authority
               (Shoreway Environmental)(1)                        6.000     09/01/2036        2,046,020
     125,000   Southern CA Public Power Authority(1)              5.000     11/01/2033          115,785
      20,000   Southern CA Public Power Authority Natural
               Gas(1)                                             5.000     11/01/2028           19,264
      15,000   Southern CA Public Power Authority Natural
               Gas(1)                                             5.000     11/01/2029           14,254
   2,255,000   Southern CA Public Power Authority Natural
               Gas(1)                                             5.250     11/01/2027        2,252,384
  97,775,000   Southern CA Tobacco Securitization Authority       7.100(3)  06/01/2046        2,791,476
  25,940,000   Southern CA Tobacco Securitization Authority
               (TASC)(1)                                          5.000     06/01/2037       19,536,192
      15,000   Spreckels, CA Union School District(1)             6.125     08/01/2018           15,074
   1,935,000   Stockton, CA Community Facilities District(1)      6.125     09/01/2031        1,649,239
   2,930,000   Stockton, CA Community Facilities District(1)      6.250     09/01/2037        2,456,834
   5,000,000   Stockton, CA Community Facilities District
               (Arch Road East No. 99-02)(1)                      5.875     09/01/2037        3,978,000


                   19 | OPPENHEIMER CALIFORNIA MUNICIPAL FUND

Oppenheimer California Municipal Fund

STATEMENT OF INVESTMENTS OCTOBER 31, 2009 / UNAUDITED

  PRINCIPAL
   AMOUNT                                                        COUPON      MATURITY         VALUE
------------                                                     ------     ----------   --------------
CALIFORNIA CONTINUED
$ 1,350,000    Stockton, CA Public Financing Authority,
               Series A(1)                                        5.000%    09/01/2023   $    1,219,482
  2,925,000    Stockton, CA Public Financing Authority,
               Series A(1)                                        5.250     09/01/2031        2,528,867
  2,930,000    Stockton, CA Public Financing Authority,
               Series A(1)                                        5.250     09/01/2034        2,494,075
  6,000,000    Stockton, CA Public Financing Authority,
               Series A(1)                                        5.250     07/01/2037        5,040,060
     10,000    Suisun City, CA Public Financing Authority
               (Suisun City Redevel.)(1)                          5.200     10/01/2028            9,338
     15,000    Sulphur Springs, CA Unified School District
               Community Facilities District No. 2002-1-A(1)      6.000     09/01/2033           12,856
     70,000    Susanville, CA Public Financing Authority(1)       7.750     09/01/2017           70,158
     20,000    Temecula, CA Public Financing Authority
               Community Facilities District (Harveston)(1)       5.100     09/01/2036           14,611
    990,000    Temecula, CA Public Financing Authority
               Community Facilities District (Roripaugh)(1)       4.900     09/01/2013          839,213
    165,000    Temecula, CA Public Financing Authority
               Community Facilities District (Roripaugh)(1)       5.000     09/01/2014          134,216
    740,000    Temecula, CA Public Financing Authority
               Community Facilities District (Roripaugh)(1)       5.050     09/01/2015          579,472
    805,000    Temecula, CA Public Financing Authority
               Community Facilities District (Roripaugh)(1)       5.100     09/01/2016          607,920
  8,000,000    Temecula, CA Public Financing Authority
               Community Facilities District (Roripaugh)(1)       5.450     09/01/2026        4,689,360
 13,790,000    Temecula, CA Public Financing Authority
               Community Facilities District (Roripaugh)(1)       5.500     09/01/2036        7,179,901
  1,025,000    Tracy, CA Community Facilities District(1)         5.700     09/01/2026          860,949
  3,105,000    Tracy, CA Community Facilities District(1)         5.750     09/01/2036        2,439,226
  4,560,000    Trinity County, CA COP(5)                          8.500     01/15/2026        3,979,466
     50,000    Truckee-Donner, CA Public Utility District
               Special Tax(1)                                     6.100     09/01/2033           43,414
    500,000    Tulare, CA Health Care District(1)                 6.500     08/01/2026          554,840
    630,000    Turlock, CA Health Facility (Emanuel Medical
               Center) COP(1)                                     5.000     10/15/2017          607,937
  2,590,000    Turlock, CA Health Facility (Emanuel Medical
               Center) COP(1)                                     5.000     10/15/2022        2,307,379
    305,000    Turlock, CA Health Facility (Emanuel Medical
               Center) COP(1)                                     5.125     10/15/2027          260,928
  2,500,000    Turlock, CA Health Facility (Emanuel Medical
               Center) COP(1)                                     5.125     10/15/2037        2,005,325
     60,000    Turlock, CA Public Financing Authority(1)          5.450     09/01/2024           60,078
     35,000    Union City, CA Special Tax Community
               Facilities District No. 1997-1(1)                  5.800     09/01/2028           30,245
 15,000,000    University of California (Regents Medical
               Center)(1)                                         1.085(8)  05/15/2047        9,802,500
    100,000    Upland, CA Community Facilities District
               Special Tax (Colonies at San Antonio)(1)           5.900     09/01/2024           87,676
     60,000    Upland, CA Community Facilities District
               Special Tax (Colonies at San Antonio)(1)           6.000     09/01/2024           53,145
     95,000    Vacaville, CA Public Financing Authority(1)        5.400     09/01/2022           95,017


                   20 | OPPENHEIMER CALIFORNIA MUNICIPAL FUND

Oppenheimer California Municipal Fund

STATEMENT OF INVESTMENTS OCTOBER 31, 2009 / UNAUDITED

  PRINCIPAL
   AMOUNT                                                        COUPON      MATURITY         VALUE
------------                                                     ------     ----------   --------------
CALIFORNIA CONTINUED
$  1,000,000   Val Verde, CA Unified School District(1)           6.000%    10/01/2021   $      973,420
      50,000   Valley Center-Pauma, CA Unified School
               District (Woods Valley Ranch)(1)                   6.000     09/01/2033           42,852
   1,470,000   Ventura County, CA Area Hsg. Authority (Mira
               Vista Senior Apartments)(1)                        5.150     12/01/2031        1,174,780
     435,000   Victoria Gardens, CA Public Facilities
               Community Facilities District of Etiwanda
               School District(1)                                 6.000     09/01/2027          387,376
   3,395,000   Victoria Gardens, CA Public Facilities
               Community Facilities District of Etiwanda
               School District(1)                                 6.000     09/01/2037        2,851,155
   3,000,000   Vista, CA COP(1)                                   5.000     05/01/2037        2,788,590
      50,000   Watsonville, CA Redevel. Agency Tax Allocation
               (Watsonville 2000 Redevel.)(1)                     5.000     09/01/2024           48,569
      50,000   West Kern, CA Water District(1)                    4.500     06/01/2025           45,004
     135,000   West Patterson, CA Financing Authority Special
               Tax(1)                                             6.100     09/01/2032          106,272
   4,900,000   West Sacramento, CA Financing Authority
               Special Tax(1)                                     6.100     09/01/2029        4,382,217
   2,000,000   West Sacramento, CA Special Tax Community
               Facilities District No. 23(1)                      5.300     09/01/2037        1,388,180
     700,000   Westside, CA Union School District(1)              5.000     09/01/2026          551,628
   3,860,000   Westside, CA Union School District(1)              5.000     09/01/2036        2,775,417
   4,200,000   Westside, CA Union School District(1)              5.250     09/01/2036        3,141,222
      10,000   Woodland, CA Special Tax Community Facilities
               District No. 1(1)                                  6.000     09/01/2028            8,847
   3,550,000   Yuba City, CA Redevel. Agency(1)                   5.250     09/01/2039        2,916,290
      15,000   Yucaipa, CA Redevel. Agency (Eldorado Palms
               Mobile Home)(1)                                    6.000     05/01/2030           13,981
                                                                                         --------------
                                                                                          1,581,871,707
                                                                                         --------------
U.S. POSSESSIONS--7.2%
   3,110,000   Northern Mariana Islands Ports Authority,
               Series A(1)                                        5.500     03/15/2031        2,100,774
   1,745,000   Northern Mariana Islands Ports Authority,
               Series A                                           6.250     03/15/2028        1,245,127
   3,700,000   Puerto Rico Aqueduct & Sewer Authority(1)          0.000(4)  07/01/2024        3,496,389
   1,900,000   Puerto Rico Aqueduct & Sewer Authority(1)          6.000     07/01/2038        1,956,715
   1,000,000   Puerto Rico Commonwealth GO(1)                     5.500     07/01/2021        1,014,550
  23,500,000   Puerto Rico Highway & Transportation
               Authority, Series N(1)                             0.724(8)  07/01/2045       11,362,250
   3,500,000   Puerto Rico Infrastructure(1)                      5.000     07/01/2046        3,147,270
   6,055,000   Puerto Rico ITEMECF (Cogeneration
               Facilities)(1)                                     6.625     06/01/2026        6,118,396
     540,000   Puerto Rico ITEMECF (Mennonite General
               Hospital)(1)                                       6.500     07/01/2012          540,081
  40,340,000   Puerto Rico Port Authority (American
               Airlines), Series A                                6.250     06/01/2026       29,495,801
      25,000   Puerto Rico Port Authority (American
               Airlines), Series A                                6.300     06/01/2023           18,963
   1,000,000   Puerto Rico Public Buildings Authority(1)          6.000     07/01/2019        1,069,520


                   21 | OPPENHEIMER CALIFORNIA MUNICIPAL FUND

Oppenheimer California Municipal Fund

STATEMENT OF INVESTMENTS OCTOBER 31, 2009 / UNAUDITED

  PRINCIPAL
   AMOUNT                                                        COUPON      MATURITY         VALUE
------------                                                     ------     ----------   --------------
U.S. POSSESSIONS CONTINUED
$  3,500,000   Puerto Rico Sales Tax Financing Corp., Series
               A(1)                                               5.250%    08/01/2057   $    3,557,645
   1,200,000   Puerto Rico Sales Tax Financing Corp., Series
               A(1)                                               6.500     08/01/2044        1,301,592
   7,500,000   Puerto Rico Sales Tax Financing Corp., Series
               C(1)                                               6.000     08/01/2042        7,877,625
  27,000,000   V.I.  Public Finance Authority (Hovensa
               Coker)(1)                                          6.500     07/01/2021       27,670,377
                                                                                         --------------
                                                                                            101,973,075
                                                                                         --------------
TOTAL INVESTMENTS, AT VALUE (COST $2,024,750,354)-119.9%                                  1,683,844,782
LIABILITIES IN EXCESS OF OTHER ASSETS-(19.9)                                               (279,981,909)
                                                                                         --------------
NET ASSETS-100.0%                                                                        $1,403,862,873
                                                                                         ==============

FOOTNOTES TO STATEMENT OF INVESTMENTS

(1.) All or a portion of the security has been segregated for collateral to cover borrowings.

(2.) Security represents the underlying municipal bond on an inverse floating rate security. The bond was purchased by the Fund and subsequently segregated and transferred to a trust. See accompanying Notes.

(3.) Zero coupon bond reflects effective yield on the date of purchase.

(4.) Denotes a step bond: a zero coupon bond that converts to a fixed or variable interest rate at a designated future date.

(5.) Illiquid security. The aggregate value of illiquid securities as of October
     31, 2009 was $7,426,331, which represents 0.53% of the Fund's net assets. See accompanying Notes.

(6.) Issue is in default. See accompanying Notes.

(7.) Non-income producing security.

(8.) Represents the current interest rate for a variable or increasing rate security.

(9.) When-issued security or delayed delivery to be delivered and settled after October 31, 2009. See accompanying Notes.

VALUATION INPUTS

Various data inputs are used in determining the value of each of the Fund's investments as of the reporting period end. These data inputs are categorized in the following hierarchy under applicable financial accounting standards:

     1) Level 1-unadjusted quoted prices in active markets for identical assets or liabilities (including securities actively traded on a securities exchange)

     2) Level 2-inputs other than unadjusted quoted prices that are observable for the asset (such as unadjusted quoted prices for similar assets and market corroborated inputs such as interest rates, prepayment speeds, credit risks, etc.)

     3) Level 3-significant unobservable inputs (including the Manager's own judgments about assumptions that market participants would use in pricing the asset).

The table below categorizes amounts that are included in the Fund's Statement of Assets and Liabilities as of October 31, 2009 based on valuation input level:

                                                                  LEVEL 3--
                              LEVEL 1--         LEVEL 2--        SIGNIFICANT
                              UNADJUSTED    OTHER SIGNIFICANT   UNOBSERVABLE
                            QUOTED PRICES   OBSERVABLE INPUTS      INPUTS           VALUE
                            -------------   -----------------   ------------   --------------
ASSETS TABLE
INVESTMENTS, AT VALUE:
Municipal Bonds and Notes
   California                    $--          $1,581,871,707         $--       $1,581,871,707
   U.S. Possessions               --             101,973,075          --          101,973,075
                                 ---          --------------         ---       --------------
Total Assets                     $--          $1,683,844,782         $--       $1,683,844,782
                                 ===          ==============         ===       ==============


                   22 | OPPENHEIMER CALIFORNIA MUNICIPAL FUND

Oppenheimer California Municipal Fund

STATEMENT OF INVESTMENTS OCTOBER 31, 2009 / UNAUDITED

Currency contracts and forwards, if any, are reported at their unrealized appreciation/depreciation at measurement date, which represents the change in the contract's value from trade date. Futures, if any, are reported at their variation margin at measurement date, which represents the amount due to/from the Fund at that date. All additional assets and liabilities included in the above table are reported at their market value at measurement date.

SEE THE ACCOMPANYING NOTES FOR FURTHER DISCUSSION OF THE METHODS USED IN DETERMINING VALUE OF THE FUND'S INVESTMENTS, AND A SUMMARY OF CHANGES TO THE VALUATION TECHNIQUES, IF ANY, DURING THE REPORTING PERIOD.

TO SIMPLIFY THE LISTINGS OF SECURITIES, ABBREVIATIONS ARE USED PER THE TABLE
BELOW:

ABAG      Association of Bay Area Governments
CDA       Communities Devel. Authority
COP       Certificates of Participation
DRIVERS   Derivative Inverse Tax Exempt Receipts
GO        General Obligation
HFA       Housing Finance Agency
IDA       Industrial Devel. Agency
ITEMECF Industrial, Tourist, Educational, Medical and Environmental Community Facilities
M-S-R Modesto Irrigation District of the City of Santa Clara and the City of Redding
OCEAA     Orange County Educational Arts Academy
ROLs      Residual Option Longs
SJHCN     St. Joseph Home Care Network
SJHE      St. Joseph Hospital of Eureka
SJHO      St. Joseph Hospital of Orange
SJHS      St. Joseph Health System
TASC      Tobacco Settlement Asset-Backed Bonds
V.I.      United States Virgin Islands

NOTES TO STATEMENT OF INVESTMENTS

SECURITIES VALUATION. The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (the "Exchange"), normally 4:00 P.M. Eastern time, on each day the Exchange is open for trading.

Each investment asset or liability of the Fund is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Unadjusted quoted prices in active markets for identical securities are classified as "Level 1," inputs other than unadjusted quoted prices for an asset that are observable are classified as "Level 2" and significant unobservable inputs, including the Manager's judgment about the assumptions that a market participant would use in pricing an asset or liability are classified as "Level 3." The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. A table summarizing the Fund's investments under these levels of classification is included following the Statement of Investments.

Securities are valued using unadjusted quoted market prices, when available, as supplied primarily either by portfolio pricing services approved by the Board of Trustees or dealers.

Securities traded on a registered U.S. securities exchange are valued based on the last sale price of the security reported on the principal exchange on which traded, prior to the time when the Fund's assets are valued. Securities whose principal exchange is NASDAQ(R) are valued based on the official closing prices reported by NASDAQ prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the current day's closing "bid" and "asked" prices, and if not, at the current day's closing bid price. A foreign security traded on a foreign exchange is valued based on the last sale price on the principal exchange on which the security is traded, as identified by the portfolio pricing service used by the Manager, prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the most recent official closing price on the principal exchange on which it is traded.


                   23 | OPPENHEIMER CALIFORNIA MUNICIPAL FUND

Oppenheimer California Municipal Fund

STATEMENT OF INVESTMENTS OCTOBER 31, 2009 / UNAUDITED

Shares of a registered investment company that are not traded on an exchange are valued at that investment company's net asset value per share.

Corporate, government and municipal debt instruments having a remaining maturity in excess of sixty days and all mortgage-backed securities, collateralized mortgage obligations and other asset-backed securities are valued at the mean between the "bid" and "asked" prices.

"Money market-type" debt instruments with remaining maturities of sixty days or less are valued at cost adjusted by the amortization of discount or premium to maturity (amortized cost), which approximates market value.

In the absence of a readily available unadjusted quoted market price, including for securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the Fund's assets are valued but after the close of the securities' respective exchanges, the Manager, acting through its internal valuation committee, in good faith determines the fair valuation of that asset using consistently applied procedures under the supervision of the Board of Trustees (which reviews those fair valuations by the Manager). Those procedures include certain standardized methodologies to fair value securities. Such methodologies include, but are not limited to, pricing securities initially at cost and subsequently adjusting the value based on: changes in company specific fundamentals, changes in an appropriate securities index, or changes in the value of similar securities which may be adjusted for any discounts related to resale restrictions. When possible, such methodologies use observable market inputs such as unadjusted quoted prices of similar securities, observable interest rates, currency rates and yield curves. The methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

There have been no significant changes to the fair valuation methodologies during the period.

SECURITIES ON A WHEN-ISSUED OR DELAYED DELIVERY BASIS. The Fund may purchase securities on a "when-issued" basis, and may purchase or sell securities on a "delayed delivery" basis. "When-issued" or "delayed delivery" refers to securities whose terms and indenture are available and for which a market exists, but which are not available for immediate delivery. Delivery and payment for securities that have been purchased by the Fund on a when-issued basis normally takes place within six months and possibly as long as two years or more after the trade date. During this period, such securities do not earn interest, are subject to market fluctuation and may increase or decrease in value prior to their delivery. The purchase of securities on a when-issued basis may increase the volatility of the Fund's net asset value to the extent the Fund executes such transactions while remaining substantially fully invested. When the Fund engages in when-issued or delayed delivery transactions, it relies on the buyer or seller, as the case may be, to complete the transaction. Their failure to do so may cause the Fund to lose the opportunity to obtain or dispose of the security at a price and yield it considers advantageous. The Fund maintains internally designated assets with a market value equal to or greater than the amount of its purchase commitments. The Fund may also sell securities that it purchased on a when-issued basis or forward commitment prior to settlement of the original purchase.

As of October 31, 2009, the Fund had purchased securities issued on a when-issued or delayed delivery basis and sold securities issued on a delayed delivery basis as follows:

                         WHEN-ISSUED OR
                        DELAYED DELIVERY
                       BASIS TRANSACTIONS
                       ------------------
Purchased securities       $1,407,399
Sold securities             5,048,875

INVERSE FLOATING RATE SECURITIES. The Fund invests in inverse floating rate securities that pay interest at a rate that varies inversely with short-term interest rates. Certain of these securities may be leveraged, whereby the interest rate varies inversely at a multiple of the change in short-term rates. As interest rates rise, inverse floaters produce less current income. The price of such securities is more volatile than comparable fixed rate securities. The Fund may expose up to 20% of its total assets to the effects of leverage from its investments in inverse floaters. The Fund's exposure to the effects of leverage from its investments in inverse floaters amount to $247,425,000 as of October 31, 2009.


                   24 | OPPENHEIMER CALIFORNIA MUNICIPAL FUND

Oppenheimer California Municipal Fund

STATEMENT OF INVESTMENTS OCTOBER 31, 2009 / UNAUDITED

Certain inverse floating rate securities are created when the Fund purchases and subsequently transfers a municipal bond security (the "municipal bond") to a broker dealer. The municipal bond is typically a fixed rate security. The broker dealer (the "sponsor") creates a trust (the "Trust") and deposits the municipal bond. The Trust issues short-term floating rate notes available to third parties and a residual interest in the municipal bond (referred to as an "inverse floating rate security") to the Fund. The terms of these inverse floating rate securities grant the Fund the right to require that the Trust issuing the inverse floating rate security compel a tender of the short-term floating rate notes to facilitate the Fund's repurchase of the underlying municipal bond. Following such a request, the Fund pays the sponsor the principal amount due to the holders of the short-term floating rate notes issued by the Trust and exchanges the inverse floating rate security for the underlying municipal bond. These transactions are considered secured borrowings for financial reporting purposes. As a result of such accounting treatments, the Fund includes the municipal bond position on its Statement of Investments (but does not separately include the inverse floating rate securities received). The Fund also includes the value of the municipal bond and a payable amount equal to the short-term floating rate notes issued by the Trust on its Statement of Assets and Liabilities in the annual and semiannual reports. The interest rates on these short-term floating rate notes reset periodically, usually weekly. The holders of these short-term floating rate notes have the option to tender their investment, to the sponsor or the Trust's liquidity provider, for redemption at par at each reset date. Income from the municipal bond position and the interest expense on the payable for the short-term floating rate notes issued by the Trust are recorded on the Fund's Statement of Operations in the annual and semiannual reports. At October 31, 2009, municipal bond holdings with a value of $357,157,650 shown on the Fund's Statement of Investments are held by such Trusts and serve as collateral for the $247,425,000 in short-term floating rate notes issued and outstanding at that date.

The Fund's investments in inverse floaters involve certain risks. The market value of an inverse floating rate security can be more volatile than that of a conventional fixed-rate bond having similar credit quality, maturity and redemption provisions. Typically, an inverse floating rate security tends to underperform fixed rate bonds when long-term interest rates are rising but tends to outperform fixed rate bonds when long-term interest rates are stable or falling. An inverse floating rate security entails a degree of leverage because the trust issues short-term securities in a ratio to the inverse floating rate security with the underlying long-term bond providing collateral for the obligation to pay the principal value of the short-term securities if and when they are tendered. If the Fund has created the inverse floater by depositing a long-term bond into a trust, it may be required to provide additional collateral for the short-term securities if the value of the underlying bond deposited in the trust falls.

At October 31, 2009, the Fund's residual exposure to these types of inverse floating rate securities were as follows:

 PRINCIPAL                                                                   COUPON    MATURITY
  AMOUNT     INVERSE FLOATER(1)                                             RATE (2)     DATE         VALUE
----------   ------------------------------------------------------------   --------   --------   ------------
$2,500,000   Anaheim, CA Public Financing Authority ROLs(3)                  18.852%    10/1/39   $  2,843,525
 2,500,000   Bay Area, CA Toll Authority (San Francisco Bay Area) ROLs(3)    17.024      4/1/44      3,293,450
 5,000,000   CA Austin Trust Various States Inverse Certificates ROLs         8.725      8/1/38      4,350,700
 6,975,000   CA Austin Trust Various States Inverse Certificates              8.151      2/1/42      6,866,260
 2,495,000   CA Dept. of Veterans Affairs Home Purchase ROLs(3)              17.919     12/1/27      1,701,939
 5,000,000   CA HFA (Home Mtg.) DRIVERS                                       7.155      2/1/29      4,060,800
 7,530,000   CA HFA DRIVERS                                                  12.282      8/1/25      8,194,974
 3,020,000   CA Home Mtg. Finance Authority (Homebuyers Fund) ROLs(3)        25.656      8/1/43      3,093,537
 5,775,000   CA Home Mtg. Finance Authority (Homebuyers Fund) ROLs(3)        19.026      2/1/43      6,144,254
 3,465,000   CA Home Mtg. Finance Authority (Homebuyers Fund) ROLs(3)        20.773      2/1/49      3,721,549
 3,710,000   CA Public Works (Regents University) DRIVERS                    14.545      4/1/34      3,281,866
 3,000,000   CA Statewide CDA ROLs                                           20.399      7/1/47      3,415,200
 2,840,000   Citrus, CA Community College District DRIVERS                   16.111      6/1/31      3,725,342
 1,290,000   Grossmont, CA Union High School District ROLs(3)                19.810      8/1/30      1,680,715
 1,225,000   Grossmont, CA Union High School District ROLs(3)                19.846      8/1/31      1,580,030
 5,835,000   Long Beach, CA Bond Finance Authority Natural Gas ROLs(3)       10.191    11/15/37      4,857,579
 3,750,000   Los Angeles, CA Community College District ROLs(3)              14.911      8/1/33      4,155,525


                   25 | OPPENHEIMER CALIFORNIA MUNICIPAL FUND

Oppenheimer California Municipal Fund

STATEMENT OF INVESTMENTS OCTOBER 31, 2009 / UNAUDITED

 2,500,000   Los Angeles, CA Community College District ROLs(3)              21.893      8/1/33      3,824,850
 4,735,000   Los Angeles, CA Dept. of Airports (Los Angeles International
             Airport) DRIVERS                                                11.501     5/15/24      4,998,930
 3,335,000   Los Angeles, CA Dept. of Airports (Los Angeles International
             Airport) DRIVERS                                                11.816     5/15/26      3,613,339
 3,665,000   Los Angeles, CA Dept. of Airports (Los Angeles International
             Airport) DRIVERS                                                11.827     5/15/27      3,947,865
 3,365,000   Los Angeles, CA Dept. of Airports (Los Angeles International
             Airport) DRIVERS                                                11.822     5/15/28      3,603,545
   750,000   Los Angeles, CA Dept. of Water & Power DRIVERS                  15.840      7/1/34        929,055
 3,000,000   Los Angeles, CA Dept. of Water & Power DRIVERS                  15.840      7/1/38      3,716,220
 4,075,000   Los Angeles, CA Harbor Dept. DRIVERS                            15.425      8/1/34      4,742,811
 3,750,000   Orange County, CA Sanitation District COP ROLs(3)               17.838      2/1/35      4,300,050
 6,835,000   Port of Oakland, CA ROLs(3)                                      8.367     11/1/32      6,262,090
 2,500,000   San Diego, CA Regional Building Authority (CountyOperations
             Center & Annex) DRIVERS                                         15.858      2/1/36      2,826,650
                                                                                                  ------------
                                                                                                  $109,732,650
                                                                                                  ============

(1.) For a list of abbreviations used in the Inverse Floater table see the Portfolio Abbreviations table on page 23 of the Statement of Investments.

(2.) Represents the current interest rate for a variable rate bond known as an "inverse floater."

(3.) Security is subject to a shortfall and forbearance agreement.

The Fund enters into shortfall and forbearance agreements with the sponsors of certain inverse floaters held by the Fund. These agreements commit the Fund to reimburse the sponsor of the inverse floater, in certain circumstances, for the amount of the difference between the liquidation value of the underlying security (which is the basis of the inverse floater) and the principal amount due to the holders of the short-term floating rate notes issued by the Trust in conjunction with the inverse floating rate security. Under the standard terms of an inverse floating rate security, absent such a shortfall and forbearance agreement, the Fund would not be required to make such a reimbursement. The Manager monitors the Fund's potential exposure with respect to these agreements on a daily basis and intends to take action to terminate the Fund's investment in such inverse floating rate securities, if it deems it appropriate to do so. As of October 31, 2009, in addition to the exposure detailed in the preceding table, the Fund's maximum exposure under such agreements is estimated at $125,585,000.

CREDIT RISK. The Fund invests in high-yield, non-investment-grade bonds, which may be subject to a greater degree of credit risk. Credit risk relates to the ability of the issuer to meet interest or principal payments or both as they become due. The Fund may acquire securities in default, and is not obligated to dispose of securities whose issuers subsequently default. Information concerning securities in default as of October 31, 2009 is as follows:

Cost                                $5,436,488
Market Value                        $2,169,859
Market Value as a % of Net Assets         0.15%

CONCENTRATION RISK. There are certain risks arising from geographic concentration in any state, commonwealth or territory. Certain economic, regulatory or political developments occurring in the state, commonwealth or territory may impair the ability of certain issuers of municipal securities to pay principal and interest on their obligations.

ILLIQUID SECURITIES

As of October 31, 2009, investments in securities included issues that are illiquid. Investments may be illiquid because they do not have an active trading market, making it difficult to value them or dispose of them promptly at an acceptable price. The Fund will not invest more than 15% of its net assets (determined at the time of purchase and reviewed periodically) in illiquid securities. Securities that are illiquid are marked with an applicable footnote on the Statement of Investments.


                   26 | OPPENHEIMER CALIFORNIA MUNICIPAL FUND

Oppenheimer California Municipal Fund

STATEMENT OF INVESTMENTS OCTOBER 31, 2009 / UNAUDITED

FEDERAL TAX. The approximate aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of October 31, 2009 are noted below. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses.

Federal tax cost of securities   $2,037,407,323
                                 ==============
Gross unrealized appreciation    $   38,910,058
Gross unrealized depreciation      (392,472,599)
                                 --------------
Net unrealized depreciation      $ (353,562,541)
                                 ==============


                   27 | OPPENHEIMER CALIFORNIA MUNICIPAL FUND

ITEM 2. CONTROLS AND PROCEDURES.

     (a) Based on their evaluation of the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of 10/31/2009, the registrant's principal executive officer and principal financial officer found the registrant's disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934
          (a) is accumulated and communicated to the registrant's management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and
          (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

     (b) There have been no significant changes in the registrant's internal controls over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Exhibits attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Oppenheimer California Municipal Fund


By: /s/ John V. Murphy
    ---------------------------------
    John V. Murphy
    Principal Executive Officer

Date: 12/10/2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/ John V. Murphy
    ---------------------------------
    John V. Murphy
    Principal Executive Officer

Date: 12/10/2009


By: /s/ Brian W. Wixted
    ---------------------------------
    Brian W. Wixted
    Principal Financial Officer

Date: 12/10/2009